UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05820

HELIOS TOTAL RETURN FUND, INC.

(Exact name of registrant as specified in charter)

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Address of principal executive offices) (Zip code)

KIM G. REDDING, PRESIDENT

HELIOS TOTAL RETURN FUND, INC.

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: November 30, 2011

Date of reporting period: May 31, 2011

Item 1.	Reports to Shareholders.

IN PROFILE

Brookfield Investment Management Inc. is a global investment manager focused on specialized equity and fixed income securities investments. The firm is a subsidiary of Brookfield Asset Management Inc., a leading global asset manager with over $150 billion of assets under management as of June 30, 2011 and over 100 years of experience in the property, power and infrastructure industries. The combination of access to this operational experience along with the breadth of our product offerings and depth of our investment teams provides enhanced opportunity for investment.

Brookfield Investment Management Inc. is an SEC-registered investment advisor, and with its affiliates, had approximately $24 billion in assets under management as of June 30, 2011. Headquartered in New York, the firm maintains offices and investment teams in Chicago, Boston, London, Hong Kong, Sydney, and Toronto.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

© Copyright 2011. Brookfield Investment Management Inc.

LETTER TO STOCKHOLDERS

Dear Stockholders,

I am pleased to provide the Semi-Annual Report for Helios Strategic Mortgage Income Fund, Inc. and Helios Total Return Fund, Inc. (each, the “Fund” and collectively, the “Funds”) for the six months ended May 31, 2011.

Following a strong close to 2010 and a healthy start in 2011, the capital markets experienced considerable volatility in the second quarter. Investor confidence was shaken by challenges to the strength of the global economic recovery and health of the financial system. The Greek sovereign debt crisis dominated headlines, as did signs of softening within the U.S. economy and concerns over the upcoming negotiations to raise the U.S. debt ceiling. Accordingly, expectations for medium-term global economic growth were tempered to reflect an extended timeframe for recovery.

Within this environment, structured products and corporate high yield bonds continued to benefit from the ongoing improvement in the credit markets. All sectors contributed positively to Fund returns over the six month period, although certain securities did begin to decline in price amid negative market performance in the second quarter. Importantly, we believe the market will overcome current challenges to investor confidence and the global economy will regain positive momentum.

As we move forward, we remain focused upon realizing the performance potential of further recovery in the RMBS and CMBS markets and continue to seek attractive investment opportunities among corporate high yield securities. We acknowledge that challenges to future performance linger, with limited consumer credit availability and stubbornly high unemployment among the most concerning. However, we are encouraged by the conservative assumptions for economic and real estate growth currently incorporated in structured product valuations, as we believe there exists considerable potential for these expectations to be surpassed.

In addition to performance information, this report provides an overview of market conditions and a discussion of factors affecting the Funds’ investment performance, together with each Fund’s unaudited financial statements and portfolio of investments as of May 31, 2011.

We welcome your questions and comments, and encourage you to contact our Investor Relations team at (800) 497-3746 or visit us at www.brookfieldim.com for more information. Thank you for your support.

Sincerely,

Kim G. Redding

President

2011 Semi-Annual Report

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

OBJECTIVE AND STRATEGY

Helios Strategic Mortgage Income Fund, Inc. (the “Fund”) is a diversified, closed-end fund whose primary investment objective is to provide a high level of current income by investing primarily in mortgage-backed securities (“MBS”) that, in the opinion of the Fund’s advisor, offer an attractive combination of credit quality, yield and maturity. The Fund’s secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its total assets in MBS—securities backed by interests in real estate—including Agency MBS, non-Agency Residential MBS, and Commercial MBS (“CMBS”). No assurance can be given that the Fund’s investment objectives will be achieved.

Investment Risks: Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below-investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below-investment grade debt, to service their obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. Below-investment grade bonds are also subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities. Leverage creates an opportunity for an increased return to common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and creditworthiness.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six months ended May 31, 2011, Helios Strategic Mortgage Income Fund, Inc. (NYSE: HSM) had a total return based on net asset value of 13.50% and a total return based on market price of 9.71%, which assumes the reinvestment of dividends and is exclusive of brokerage commissions. Based on the NYSE closing price of $6.58 on May 31, 2011, the Fund’s shares have a dividend yield of 9.57%. The dividend yield is calculated as the annualized amount of the reporting period’s most recent monthly dividend declared divided by the stated stock price.

PORTFOLIO STRATEGY

Over the six month period, MBS and CMBS had strong performance with recovery occurring in the early part of the period. MBS and CMBS continue to be characterized as sectors with high loss-adjusted yields when evaluated against comparably rated securities. Importantly, in our view, the sectors continue to remain attractive.

All sectors contributed positively to returns over the six months ended May 31, 2011, as the Fund benefitted from the marked improvement in the credit markets. Notably, CMBS, the Fund’s largest allocation, contributed the most to performance, accounting for close to two-thirds of the Fund’s performance. ABS and non-Agency RMBS, together representing the Fund’s second largest allocation, also performed well, accounting for nearly one-third of the Fund’s performance. Agency MBS also contributed to the Fund’s performance, where the Fund’s holdings, primarily seasoned high coupon pass-through securities, outperformed the Agency MBS index.

Generally, securities at the top of the waterfall with stable coupons performed best such as senior CMBS and senior fixed-coupon prime MBS. Additionally, junior CMBS also contributed to the Fund’s performance as the recovery for junior tranches is from a very depressed level. Securities in sectors where supply is heavy due to selling by the New York-Federal Reserve’s Maiden Lane II Vehicle, such as subprime MBS, were among the few underperformers. The Fund was able to access financing on its CMBS, and Agency MBS exposures which contributed to performance. We have seen stability in the provision of, and terms for, financing, even as negative

Brookfield Investment Management Inc.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

global economic headlines persist. In addition, duration exposure, or the exposure to changes in interest rates, also contributed to performance as interest rates fell.

FIXED INCOME MARKET ENVIRONMENT

After a significant recovery through 2010 and the first quarter of 2011, non-Agency MBS and CMBS began to decline in price with the rest of the market during the second quarter of 2011. This was attributed to three primary factors: first, the economy has softened somewhat versus expectations, second, contagion risk from European fiscal woes, and third, the headlines surrounding the upcoming deadline related to the U.S. debt ceiling. While these challenges are non-trivial, we do not believe they are insurmountable.

We have seen the steps to recovery in the housing and real estate markets continue to progress at a slow rate. The housing market evidenced the expected decline through the winter months as overall sales remain quite low, but we have begun to see signs of slight improvement in the summer months. We expect home prices will continue to feel the heavy weight of distressed inventory, which will manifest more dramatically when sales decline in the fall and winter months. The reduction in home ownership rates (from its peak to a more normal level) is occurring slowly, along with repair of consumer’s finances, evident in the marked declines in both credit card delinquency rates and auto loan delinquency rates.

We believe housing may be within 5% to 10% of its bottom. Unemployment and limited credit provision continue as the most troubling factors for housing. We expect slow improvement in the former and foresee only limited improvement in the latter. The ongoing task for restructuring Fannie Mae and Freddie Mac along with the lack of a private market for mortgage securities issuance is a dramatic damper on lending. The impacts of sweeping bank regulation in the form of Basel II & III and Dodd/Frank Financial Reform Act are also limiting credit provision. By contrast, the slow improvement in lending backed by commercial real estate including the $15 billion of newly issued CMBS seen in the first half of 2011 has helped to support commercial real estate valuations from the overly punitive level present more than a year ago. There remains significant differentiation across commercial real estate markets, with better properties in better locations seeing more significant recovery than properties in secondary or tertiary locations.

Amid this environment, our strategy remains focused on capturing the recovery available in the RMBS and CMBS universe, which are still priced with relatively conservative economic and real estate expectations.

Forward-Looking Information

This management discussion contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended. Forward-looking statements that are based on various assumptions (some of which are beyond our control) may be identified by reference to a future period or periods or by the use of forward-looking terminology, such as “may,” “will,” “believe,” “expect,” “anticipate,” “continue,” “should,” “intend,” or similar terms or variations on those terms or the negative of those terms. Although we believe that the expectations contained in any forward-looking statement are based on reasonable assumptions, we can give no assurance that our expectations will be attained. We do not undertake, and specifically disclaim any obligation, to publicly release any update or supplement to any forward-looking statements to reflect the occurrence of anticipated or unanticipated events or circumstances after the date of such statements.

Disclosure

The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation or solicitation for any person to buy, sell or hold any particular security. There is no assurance that the Helios Strategic Mortgage Income Fund, Inc. currently holds these securities.

Performance data quoted represents past performance results and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

These views represent the opinions of Brookfield Investment Management Inc. and are not intended to predict or depict the performance of any investment. These views are as of the close of business on May 31, 2011 and subject to change based on subsequent developments.

2011 Semi-Annual Report

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio Characteristics (Unaudited)

May 31, 2011

PORTFOLIO STATISTICS

Annualized dividend yield[1]	9.57%

Weighted average coupon	5.59%

Weighted average life	4.77 years

Percentage of leveraged assets	29.56%

Total number of holdings	167

CREDIT QUALITY

AAA[2]	44%

AA	9%

A	12%

BBB	12%

BB	3%

B	11%

Below B	9%
Total	100%

ASSET ALLOCATION3

U.S. Government & Agency Obligations	15%

Asset-Backed Securities	16%

Commercial Mortgage-Backed Securities	50%

Non-Agency Residential Mortgage-Backed Securities	19%
Total	100%

[1]

Dividends may include net investment income, capital gains and/or return of capital. The dividend yield referenced above is calculated as the annualized amount of the most recent monthly dividend declared divided by the May 31, 2011 stock price.

[2]	Includes short-term investments.

[3]	Includes only invested assets; excludes cash. Percentages are based on total investments.

Brookfield Investment Management Inc.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 21.8%
U.S. Government Agency Collateralized Mortgage Obligations – 1.3%
Federal Home Loan Mortgage Corporation
Series 3617, Class C [8] (Cost – $921,817)	4.50%	12/15/39	$924	$930,527

U.S. Government Agency Pass-Through Certificates – 20.5%
Federal Home Loan Mortgage Corporation
Pool C69047 [8]	7.00	06/01/32	496	573,975
Pool H01847 [8]	7.00	09/01/37	1,178	1,345,318
Pool G01466 [8]	9.50	12/01/22	383	441,368
Pool 555559 [8]	10.00	03/01/21	263	296,741
Federal National Mortgage Association	5.00	TBA	2,000	2,128,750
Pool 753914 [8]	5.50	12/01/33	3,107	3,385,845
Pool 761836 [8]	6.00	06/01/33	1,855	2,060,478
Pool 948362 [8]	6.50	08/01/37	1,730	1,938,750
Pool 650131 [8]	7.00	07/01/32	693	799,902
Pool 887431 [8]	7.50	08/01/36	150	171,863
Pool 398800	8.00	06/01/12	37	37,932
Pool 636449 [8]	8.50	04/01/32	793	936,069
Pool 458132 [8]	9.31	03/15/31	578	686,187

Total U.S. Government Agency Pass-Through Certificates (Cost – $13,620,998)				14,803,178
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost – $14,542,815)				15,733,705
ASSET-BACKED SECURITIES – 22.2%
Housing Related Asset-Backed Securities – 22.2%
ACE Securities Corp. Series 2003-MH1, Class A4 [1,5,8]	6.50	08/15/30	670	726,220
Asset-Backed Securities Corp. Home Equity Series 2006-HE3, Class A4 [2,4,12]	0.36	03/25/36	356	261,203
Citicorp Residential Mortgage Securities, Inc. Series 2007-1, Class A5 [3,12]	6.05/6.55	03/25/37	1,289	995,802
Conseco Finance Securitizations Corp. Series 2001-4, Class A4	7.36	09/01/33	140	150,964
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-MH3, Class A [3]	6.70/7.20	12/25/31	101	106,845
Fieldstone Mortgage Investment Corp. Series 2006-3, Class 2A3 [2,4,12]	0.35	11/25/36	1,105	429,288
Green Tree Series 2008-MH1, Class A3 [1,5]	8.97	04/25/38	1,055	1,178,781
Green Tree Financial Corp.
Series 1997-7, Class A7	6.96	07/15/29	888	958,141
Series 1996-2, Class A4	7.20	04/15/26	6	6,357
Series 1997-2, Class A6	7.24	06/15/28	289	315,807
IXIS Real Estate Capital Trust Series 2006-HE3, Class A2 [2,4,12]	0.29	01/25/37	723	238,530

See Notes to Portfolios of Investments and Notes to Financial Statements.

2011 Semi-Annual Report

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
JP Morgan Mortgage Acquisition Corp. Series 2006-CW2, Class AF5 [3,12]	6.34/6.84%	08/25/36	$109	$58,860
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class A4	5.27	09/15/18	104	109,569
Series 2001-B, Class A5	5.87	05/15/22	196	210,068
Series 2001-B, Class A6	6.47	08/15/28	170	185,386
Mid-State Trust
Series 2010-1, Class M [1,5]	5.25	12/15/45	872	871,925
Series 2005-1, Class A	5.75	01/15/40	1,275	1,291,867
Series 2004-1, Class A [8]	6.01	08/15/37	1,011	1,021,358
Series 2004-1, Class M2	8.11	08/15/37	927	928,959
Series 4, Class A [8]	8.33	04/01/30	1,524	1,572,742
Morgan Stanley ABS Capital Inc.
Series 2006-WMC2, Class A2C [2,4,12]	0.34	07/25/36	1,785	621,165
Series 2006-HE1, Class A3 [2,4,12]	0.37	01/25/36	460	427,508
Newcastle Investment Trust Series 2010-MH1, Class A [1,5]	4.50	07/10/35	1,064	1,094,910
Option One Mortgage Loan Trust Series 2005-4, Class A3 [2,4,8,12]	0.45	11/25/35	775	733,707
Origen Manufactured Housing Series 2005-B, Class A4	5.91	01/15/37	439	461,911
Residential Asset Securities Corp. Series 2005-KS12, Class A2 [2,4,12]	0.44	01/25/36	545	504,307
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A3 [2,4,12]	0.35	10/25/36	935	571,502

Total Housing Related Asset-Backed Securities (Cost – $17,405,830)				16,033,682
Total ASSET-BACKED SECURITIES (Cost – $17,405,830)				16,033,682
COMMERCIAL MORTGAGE-BACKED SECURITIES – 69.5%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A4 [8]	5.36	10/10/45	790	852,447
Series 2005-6, Class AJ [2]	5.37	09/10/47	1,090	1,103,071
Series 2007-2, Class L 1,5.11	5.37	04/10/49	1,127	8,453
Series 2006-1, Class J [1,2,5]	5.76	09/10/45	1,000	50,000
Series 2007-2, Class A4 [2,8]	5.82	04/10/49	1,170	1,267,663
Series 2007-2, Class K [1,2,5]	5.83	04/10/49	3,000	55,500
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class H [1,2,5]	5.62	03/11/39	1,100	487,709
Series 2007-PW16, Class B [1,2,5]	5.91	06/11/40	1,030	748,759
Series 2007-PW16, Class C [1,2,5]	5.91	06/11/40	1,290	786,175
Series 2007-PW16, Class D [1,2,5]	5.91	06/11/40	910	458,932
Series 2007-PW17, Class AM [8]	5.92	06/11/50	1,400	1,448,744
Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM [2,8]	5.89	12/10/49	1,820	1,880,351
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4 [8]	5.32	12/11/49	1,580	1,686,797
Series 2006-CD2, Class J [1,2,5,11]	5.63	01/15/46	1,000	33,727

See Notes to Portfolios of Investments and Notes to Financial Statements.

Brookfield Investment Management Inc.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass Through Certificates Series 2007-C9, Class J [1,2,5]	6.01%	12/10/49	$350	$112,294
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L [1,5]	5.15	09/15/39	513	2,052
Series 2006-C4, Class M [1,5]	5.15	09/15/39	565	1,413
Series 2006-C5, Class AM	5.34	12/15/39	1,860	1,866,272
Series 2006-C5, Class E [6]	5.54	12/15/39	4,510	1,578,500
Series 2007-C2, Class A3 [8]	5.54	01/15/49	1,570	1,673,367
Series 2006-C1, Class K [1,2,5]	5.78	02/15/39	2,358	495,864
Series 2006-C3, Class AJ [2]	6.01	06/15/38	460	421,188
Series 2006-C4, Class K [1,2,5,11]	6.29	09/15/39	2,970	20,790
CW Capital Cobalt Ltd. Series 2007-C3, Class AM [2]	6.01	05/15/46	200	196,249
GE Capital Commercial Mortgage Corp.
Series 2002-2A, Class G [1,5]	6.04	08/11/36	3,000	3,116,388
Series 2002-2A, Class H [1,5]	6.31	08/11/36	2,000	2,053,224
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3, Class B	4.97	12/10/41	450	416,188
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4 [8]	5.44	03/10/39	1,655	1,797,744
Series 2007-GG9, Class AM	5.48	03/10/39	210	211,449
Series 2006-GG7, Class AJ [2]	6.08	07/10/38	165	158,095
Series 2006-GG7, Class AM [2,8]	6.08	07/10/38	1,580	1,666,654
Series 2007-GG11, Class AJ [2]	6.20	12/10/49	270	234,793
Series 2007-GG11, Class E [2]	6.30	12/10/49	5,560	2,603,976
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1, Class G [1,2,5]	5.66	10/15/37	1,600	1,202,750
Series 2007-CB18, Class G [1,2,5]	5.91	06/12/47	600	61,817
Series 2007-LD11, Class K [1,2,5,11]	6.00	06/15/49	1,879	37,580
Series 2007-CB20, Class AM [2]	6.10	02/12/51	1,180	1,219,065
Series 2009-IWST, Class D [1,2,5]	7.69	12/05/27	2,000	2,293,360
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class A4 [8]	5.42	02/15/40	1,510	1,648,085
Series 2007-C1, Class C	5.53	02/15/40	1,960	1,470,000
Series 2007-C1, Class D	5.56	02/15/40	360	243,000
Series 2007-C7, Class A3 [8]	5.87	09/15/45	1,130	1,247,012
Morgan Stanley Capital I, Inc.
Series 2007-IQ13, Class A4 [8]	5.36	03/15/44	950	1,016,360
Series 2004-HQ4, Class G [1,2,5]	5.49	04/14/40	1,000	550,000
Series 2007-IQ13, Class B [1,5]	5.52	03/15/44	860	464,400
Series 2007-IQ13, Class C [1,5]	5.56	03/15/44	560	263,892
Series 2007-HQ13, Class A3 [8]	5.57	12/15/44	1,580	1,691,058
Series 2007-IQ14, Class A4 [8]	5.69	04/15/49	1,740	1,879,505
Morgan Stanley Dean Witter Capital I
Series 2003-TOP9, Class F [1,2,5]	6.12	11/13/36	729	684,790
Series 2003-TOP9, Class G [1,2,5]	6.39	11/13/36	1,165	1,025,200
Morgan Stanley Reremic Trust Series 2010-GG10, Class A4B [1,2,5]	5.99	08/15/45	310	322,331

See Notes to Portfolios of Investments and Notes to Financial Statements.

2011 Semi-Annual Report

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Vornado DP LLC Series 2010-VNO, Class D [1,5]	6.36%	09/13/28	$240	$254,319
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L [1,5,11]	5.13	04/15/47	1,788	38,978
Series 2005-C20, Class F [1,2,5]	5.42	07/15/42	4,000	1,410,000
Series 2005-C16, Class H [1,2,5]	5.69	10/15/41	2,000	1,065,974
Series 2004-C14, Class G [1,2,5]	5.85	08/15/41	800	706,000
Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $59,853,386)				50,290,304
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES – 26.5%
Subordinated Collateralized Mortgage Obligations – 26.5%
American Home Mortgage Investment Trust Series 2005-2, Class 5A3 [3],8	5.08/5.58	09/25/35	195	196,822
Banc of America Alternative Loan Trust Series 2004-3, Class 30B4 [11]	5.50	04/25/34	857	4,883
Banc of America Funding Corp. Series 2005-2, Class B4 [11]	5.67	04/25/35	190	2
Banc of America Mortgage Securities, Inc.
Series 2004-A, Class B4 [2]	2.85	02/25/34	891	23,689
Series 2003-10, Class 1B4 [6]	5.50	01/25/34	372	191,970
Citicorp Mortgage Securities, Inc.
Series 2007-2, Class 1A3	6.00	02/25/37	1,064	1,044,396
Series 2007-8, Class 1A3	6.00	09/25/37	219	216,997
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2	6.75	08/25/34	178	179,635
Countrywide Alternative Loan Trust
Series 2007-2CB, Class 1A15	5.75	03/25/37	421	339,275
Series 2005-28CB, Class 3A5	6.00	08/25/35	296	271,936
Series 2006-25CB, Class A2	6.00	10/25/36	621	472,581
Series 2006-41CB, Class 2A14 [12]	6.00	01/25/37	289	220,388
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-J13, Class B3	5.23	01/25/34	319	196,905
Series 2003-J13, Class B5 [9,11]	5.23	01/25/34	191	9,534
Series 2005-27, Class 2A1	5.50	12/25/35	38	34,578
Series 2007-5, Class A29	5.50	05/25/37	577	517,933
Series 2006-21, Class A11	5.75	02/25/37	1,031	871,195
Series 2004-18, Class A1	6.00	10/25/34	154	153,216
Series 2004-21, Class A10	6.00	11/25/34	253	256,159
Series 2006-1, Class A2	6.00	03/25/36	67	56,272
Series 2008-2R, Class A1	6.00	12/25/36	123	118,785
Series 2007-18, Class 1A1	6.00	11/25/37	197	179,223
First Horizon Asset Securities, Inc. Series 2005-4, Class B4 [1,2,5,9,11]	5.46	07/25/35	192	2
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6 [8]	5.25	07/25/35	480	464,062
Series 2005-AR4, Class 6A1	5.25	07/25/35	1,305	1,314,070
Harborview Mortgage Loan Trust Series 2005-9, Class B11 [1,2,4,5]	1.95	06/20/35	435	10,067

See Notes to Portfolios of Investments and Notes to Financial Statements.

Brookfield Investment Management Inc.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust
Series 2003-A1, Class B4 [2]	3.21%	10/25/33	$517	$212,541
Series 2006-S4, Class A6	6.00	01/25/37	3	3,316
Series 2006-S3, Class 1A10	6.50	08/25/36	529	476,151
RAAC Series Series 2005-SP1, Class M3 [2],6	5.51	09/25/34	254	54,415
Residential Accredit Loans, Inc. Series 2005-QS17, Class A10 [1][2]	6.00	12/25/35	295	220,492
Residential Asset Securitization Trust Series 2005-A8CB, Class A11	6.00	07/25/35	1,240	1,105,887
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B2	5.25	02/25/34	324	128,268
Series 2003-S7, Class A7	5.50	05/25/33	341	353,347
Series 2003-S7, Class B2	5.50	05/25/33	179	100,080
Series 2003-S7, Class B3 [9]	5.50	05/25/33	278	51,252
Resix Finance Limited Credit-Linked Notes
Series 2005-C, Class B7 [1,2,5]	3.30	09/10/37	1,818	127,233
Series 2004-C, Class B7 [1,2,5]	3.70	09/10/36	708	386,188
Series 2004-B, Class B8 [1,2,5]	4.95	02/10/36	524	277,624
Series 2003-CB1, Class B8 [1,2,5]	6.95	06/10/35	476	331,851
Series 2004-B, Class B9 [1,2,5]	8.45	02/10/36	802	443,336
Series 2004-A, Class B10 [1,2,5]	11.70	02/10/36	316	157,730
Structured Asset Securities Corp. Series 2003-10, Class A	6.00	04/25/33	119	125,799
WaMu Mortgage Pass-Through Certificates
Series 2002-AR12, Class B4 [2]	2.49	10/25/32	63	4,796
Series 2002-AR12, Class B5 [2]	2.49	10/25/32	47	1,319
Series 2002-AR12, Class B6 [2,9]	2.49	10/25/32	78	856
Series 2007-HY3, Class 1A1 [2]	5.33	03/25/37	123	89,926
Series 2007-HY1, Class 1A1 [2]	5.41	02/25/37	442	317,105
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-5, Class 3A3 [3]	6.22/6.72	07/25/36	329	189,395
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-EE, Class 2A1 [2]	2.77	12/25/34	124	121,873
Series 2003-N, Class 1A1 [2]	4.56	12/25/33	326	336,041
Series 2004-K, Class 2A1 [2]	4.71	07/25/34	206	213,168
Series 2005-AR16, Class 7A1 [2]	5.20	10/25/35	454	445,958
Series 2006-AR1, Class 2A2 [2]	5.40	03/25/36	327	329,211
Series 2006-3, Class A11	5.50	03/25/36	836	824,974
Series 2007-4, Class A21	5.50	04/25/37	793	732,967
Series 2007-5, Class 1A1	5.50	05/25/37	122	123,289
Series 2007-9, Class 1A3	5.50	07/25/37	98	91,168
Series 2007-9, Class 1A5	5.50	07/25/37	688	662,630
Series 2007-12, Class A6	5.50	09/25/37	835	788,358
Series 2006-2, Class 3A1	5.75	03/25/36	235	230,886
Series 2006-AR4, Class 1A1 [2]	5.77	04/25/36	96	85,654
Series 2002-10, Class B5	6.00	06/25/32	169	141,351
Series 2006-8, Class A15	6.00	07/25/36	300	282,375

See Notes to Portfolios of Investments and Notes to Financial Statements.

2011 Semi-Annual Report

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-10, Class A19	6.00%	08/25/36	$164	$161,922
Series 2006-11, Class A8	6.00	09/25/36	424	402,016
Series 2007-6, Class A6	6.00	05/25/37	171	157,428
Series 2007-7, Class A6	6.00	06/25/37	142	139,542
Series 2007-8, Class 2A2	6.00	07/25/37	427	409,920

Total Subordinated Collateralized Mortgage Obligations (Cost – $24,488,757)				19,184,213
Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $24,488,757)				19,184,213
SHORT TERM INVESTMENTS – 0.3%
United States Treasury Bill [7,13] (Cost – $249,987)	0.05	07/14/11	250	249,987
Total Investments – 140.3% (Cost – $116,540,775)				101,491,891
Liabilities in Excess of Other Assets – (40.3)%				(29,149,576)

NET ASSETS – 100.0%				$72,342,315

See Notes to Portfolios of Investments and Notes to Financial Statements.

Brookfield Investment Management Inc.

HELIOS TOTAL RETURN FUND, INC.

OBJECTIVE AND STRATEGY

Helios Total Return Fund, Inc. (the “Fund”) is a diversified, closed-end fund whose primary objective is to provide high total return, including short and long-term capital gains and a high level of current income. The Fund pursues this objective by investing and actively managing a portfolio consisting primarily of U.S. Treasury, mortgage-backed, asset-backed and high-yield corporate securities. No assurance can be given that the Fund’s investment objectives will be achieved.

Investment Risks: Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below-investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below-investment grade debt, to service their obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. Below-investment grade bonds are also subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities. Leverage creates an opportunity for an increased return to common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and creditworthiness.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six months ended May 31, 2011, Helios Total Return Fund, Inc. (NYSE: HTR) had a total return based on net asset value of 10.68% and a total return based on market price of 8.37%, which assumes the reinvestment of dividends and is exclusive of brokerage commissions. Based on the NYSE closing price of $6.16 on May 31, 2011, the Fund’s shares have a dividend yield of 9.25%. The dividend yield is calculated as the annualized amount of the reporting period’s most recent monthly dividend declared divided by the stated stock price.

PORTFOLIO STRATEGY

Over the six month period, MBS and CMBS had strong performance with recovery occurring in the early part of the period. MBS and CMBS continue to be characterized as sectors with high loss-adjusted yields when evaluated against comparably rated securities. Importantly, in our view, the sectors continue to remain attractive.

All sectors contributed positively to returns over the six months ended May 31, 2011, as the Fund benefitted from the marked improvement in the credit markets. Notably, CMBS, the Fund’s largest allocation, contributed the most to performance, accounting for close to two-thirds of the Fund’s performance. ABS and non-Agency RMBS, together representing the Fund’s second largest allocation, also performed well, accounting for nearly one-third of the Fund’s performance. Corporate high yield exposure also contributed to the Fund’s performance as did Agency MBS, where the Fund’s holdings, primarily seasoned high coupon pass-through securities, outperformed the Agency MBS index.

Generally, securities at the top of the waterfall with stable coupons performed best, such as senior CMBS, senior fixed-coupon prime MBS and corporate debt. Additionally, junior CMBS also contributed to the Fund’s performance as the recovery for junior tranches is from a very depressed level. Securities in sectors where supply is heavy due to selling by New York- Federal Reserve’s Maiden Lane II Vehicle, such as subprime MBS, were among the few underperformers. The Fund was able to access financing on its CMBS, Agency MBS and corporate high yield exposures which contributed to performance. We have seen stability in the provision of, and terms for, financing, even as negative global economic headlines persist. In addition, duration exposure, or the exposure to changes in interest rates, also contributed to performance as interest rates fell.

2011 Semi-Annual Report

HELIOS TOTAL RETURN FUND, INC.

FIXED INCOME MARKET ENVIRONMENT

After a significant recovery through 2010 and the first quarter of 2011, non-Agency MBS, CMBS and corporate high yield bonds began to decline in price with the rest of the market during the second quarter of 2011. This was attributed to three primary factors: first, the economy has softened somewhat versus expectations, second, contagion risk from European fiscal woes, and third, the headlines surrounding the upcoming deadline related to the U.S. debt ceiling. While these challenges are non-trivial, we do not believe they are insurmountable.

We have seen the steps to recovery in the housing and real estate markets continue to progress at a slow rate. The housing market evidenced the expected decline through the winter months as overall sales remain quite low, but we have begun to see signs of slight improvement in the summer months. We expect home prices will continue to feel the heavy weight of distressed inventory, which will manifest more dramatically when sales decline in the fall and winter months. The reduction in home ownership rates (from its peak to a more normal level) is occurring slowly, along with repair of consumer’s finances, evident in the marked declines in both credit card delinquency rates and auto loan delinquency rates.

We believe housing may be within 5% to 10% of its bottom. Unemployment and limited credit provision continue as the most troubling factors for housing. We expect slow improvement in the former and foresee only limited improvement in the latter. The ongoing task for restructuring Fannie Mae and Freddie Mac along with the lack of a private market for mortgage securities issuance is a dramatic damper on lending. The impacts of sweeping bank regulation in the form of Basel II & III and Dodd/Frank Financial Reform Act are also limiting credit provision. By contrast, the slow improvement in lending backed by commercial real estate including the $15 billion of newly issued CMBS seen in the first half of 2011 has helped to support commercial real estate valuations from the overly punitive level present more than a year ago. There remains significant differentiation across commercial real estate markets, with better properties in better locations seeing more significant recovery than properties in secondary or tertiary locations.

Amid this environment, our strategy remains focused on capturing the recovery available in the RMBS and CMBS universe, which are still priced with relatively conservative economic and real estate expectations, as well as opportunities in corporate high yield securities.

Forward-Looking Information

This management discussion contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended. Forward-looking statements that are based on various assumptions (some of which are beyond our control) may be identified by reference to a future period or periods or by the use of forward-looking terminology, such as “may,” “will,” “believe,” “expect,” “anticipate,” “continue,” “should,” “intend,” or similar terms or variations on those terms or the negative of those terms. Although we believe that the expectations contained in any forward-looking statement are based on reasonable assumptions, we can give no assurance that our expectations will be attained. We do not undertake, and specifically disclaim any obligation, to publicly release any update or supplement to any forward-looking statements to reflect the occurrence of anticipated or unanticipated events or circumstances after the date of such statements.

Disclosure

The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation or solicitation for any person to buy, sell or hold any particular security. There is no assurance that the Helios Total Return Fund, Inc. currently holds these securities.

Performance data quoted represents past performance results and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

These views represent the opinions of Brookfield Investment Management Inc. and are not intended to predict or depict the performance of any investment. These views are as of the close of business on May 31, 2011 and subject to change based on subsequent developments.

Brookfield Investment Management Inc.

HELIOS TOTAL RETURN FUND, INC.

Portfolio Characteristics (Unaudited)

May 31, 2011

PORTFOLIO STATISTICS

Annualized dividend yield[1]	9.25%

Weighted average coupon	4.57%

Weighted average life	4.05 years

Percentage of leveraged assets	28.74%

Total number of holdings	320

CREDIT QUALITY

AAA[2]	39%

AA	12%

A	5%

BBB	7%

BB	12%

B	11%

Below B	14%
Total	100%

ASSET ALLOCATION3

U.S. Government & Agency Obligations	10%

Asset-Backed Securities	14%

Commercial Mortgage-Backed Securities	46%

Non-Agency Residential Mortgage-Backed Securities	16%

Interest-Only Securities	2%

High Yield Corporate Bonds	12%
Total	100%

[1]

Dividends may include net investment income, capital gains and/or return of capital. The dividend yield referenced above is calculated as the annualized amount of the most recent monthly dividend declared divided by the May 31, 2011 stock price.

[2]	Includes short-term investments.

[3]	Includes only invested assets; excludes cash. Percentages are based on total investments.

2011 Semi-Annual Report

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 14.7%
U.S. Government Agency Collateralized Mortgage Obligations – 1.7%
Federal Home Loan Mortgage Corporation Series 3617, Class C	4.50%	12/15/39	$1,929	$1,941,970
Federal National Mortgage Association Series 2010-6, Class C [8]	4.50	02/25/40	601	604,022
Series 1997-79, Class PL	6.85	12/18/27	451	513,602
Series 1998-W6, Class B3 [1,5]	7.09	10/25/28	633	439,084
Total U.S. Government Agency Collateralized Mortgage Obligations (Cost – $3,522,405)				3,498,678
U.S. Government Agency Pass-Through Certificates – 13.0%
Federal Home Loan Mortgage Corporation Pool C53494	7.50	06/01/31	48	55,432
Pool C56878	8.00	08/01/31	113	134,345
Pool C58516	8.00	09/01/31	43	50,829
Pool C59641 [8]	8.00	10/01/31	340	403,524
Pool C55166	8.50	07/01/31	110	132,119
Pool C55167	8.50	07/01/31	72	86,426
Pool C55168	8.50	07/01/31	77	92,902
Pool C55169	8.50	07/01/31	66	79,461
Pool G01466 [8]	9.50	12/01/22	741	854,009
Pool 555538 [8]	10.00	03/01/21	423	464,172
Federal National Mortgage Association	5.00	TBA	7,200	7,663,500
Pool 555933 [8]	7.00	06/01/32	3,777	4,355,534
Pool 645912 [8]	7.00	06/01/32	810	933,414
Pool 645913 [8]	7.00	06/01/32	921	1,060,755
Pool 784369	7.50	07/01/13	182	191,795
Pool 789284	7.50	05/01/17	162	164,301
Pool 827853	7.50	10/01/29	215	251,156
Pool 545990 [8]	7.50	04/01/31	1,384	1,610,883
Pool 255053 [8]	7.50	12/01/33	223	261,765
Pool 735576 [8]	7.50	11/01/34	1,426	1,667,034
Pool 885034	7.50	05/01/36	210	240,959
Pool 896391 [8]	7.50	06/01/36	781	895,644
Pool 398800	8.00	06/01/12	74	74,680
Pool 735800 [8]	8.00	01/01/35	872	1,020,753
Pool 852865 [8]	9.00	07/01/20	1,049	1,242,790
Pool 545436 [8]	9.00	10/01/31	425	503,503
Pool 458132 [8]	9.31	03/15/31	1,258	1,491,996

Total U.S. Government Agency Pass-Through Certificates (Cost – $24,246,709)				25,983,681
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost – $27,769,114)				29,482,359
ASSET-BACKED SECURITIES – 19.2%
Housing Related Asset-Backed Securities – 17.1%
Access Financial Manufactured Housing Contract Trust Series 1995-1, Class B1	7.65	05/15/21	5,840	4,897,542

See Notes to Portfolios of Investments and Notes to Financial Statements.

Brookfield Investment Management Inc.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
ACE Securities Corp. Series 2003-MH1, Class A4 [1,5]	6.50%	08/15/30	$763	$827,024
Asset-Backed Securities Corp. Home Equity Series 2006-HE3, Class A4 [2,4,1][2]	0.36	03/25/36	714	524,172
Citicorp Residential Mortgage Securities, Inc. Series 2007-1, Class A5 [3],1 [2]	6.05/6.55	03/25/37	2,940	2,271,262
Conseco Finance Securitizations Corp. Series 2001-4, Class A4	7.36	09/01/33	371	401,196
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-MH3, Class A [3]	6.70/7.20	12/25/31	287	304,971
Fieldstone Mortgage Investment Corp. Series 2006-3, Class 2A3 [2,4,12]	0.35	11/25/36	2,215	860,519
Green Tree Series 2008-MH1, Class A3 [1,5]	8.97	04/25/38	2,703	3,019,717
Green Tree Financial Corp. Series 1998-3, Class A6	6.76	03/01/30	1,820	1,942,031
Series 1997-7, Class A7	6.96	07/15/29	1,412	1,522,898
Series 1997-6, Class A9	7.55	01/15/29	1,384	1,509,024
JP Morgan Mortgage Acquisition Corp. Series 2006-CW2, Class AF5 [3,12]	6.34/6.84	08/25/36	311	167,940
Mid-State Trust Series 2010-1, Class M [1,5]	5.25	12/15/45	833	832,912
Series 2004-1, Class A [8]	6.01	08/15/37	925	934,827
Series 10, Class B	7.54	02/15/36	1,260	1,193,611
Series 2004-1, Class M2	8.11	08/15/37	1,854	1,857,918
Series 4, Class A [8]	8.33	04/01/30	814	840,361
Morgan Stanley ABS Capital, Inc. Series 2006-WMC2, Class A2C [2,4,12]	0.34	07/25/36	3,580	1,245,421
Series 2006-HE1, Class A3 [2,4,12]	0.37	01/25/36	918	853,515
Newcastle Investment Trust Series 2010-MH1, Class A [1,5]	4.50	07/10/35	2,471	2,542,526
Option One Mortgage Loan Trust Series 2005-4, Class A3 [2,4,1][2]	0.45	11/25/35	590	558,493
Origen Manufactured Housing Series 2005-B, Class A4	5.91	01/15/37	1,229	1,293,142
Renaissance Home Equity Loan Trust Series 2007-3, Class AF3 [3,11,12]	7.24/7.74	09/25/37	804	429,517
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A3 [2,4,12]	0.35	10/25/36	2,624	1,603,873
Vanderbilt Mortgage Finance, Inc. Series 2001-B, Class A5	6.96	09/07/31	2,000	1,974,002

Total Housing Related Asset-Backed Securities (Cost – $36,987,173)				34,408,414
Collateralized Debt Obligations – 2.1%
Anthracite CDO I Limited Series 2002-CIBA, Class CFL [1,2,5] (Cost – $5,000,000)	1.44	05/24/37	5,000	4,125,000

See Notes to Portfolios of Investments and Notes to Financial Statements.

2011 Semi-Annual Report

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Franchise Securities – 0.0%
Franchisee Loan Receivable Trust Series 1995-B, Class A 1,[5] ,6,11 (Cost – $677,199)	10.25%	10/01/15	$677	$44,364

Non-Housing Related Asset-Backed Securities – 0.0%
Securitized Multiple Asset Rated Trust Series 1997-2, Class A [6,11] (Cost – $11,317)	0.00	10/01/12	2,263	1
Total ASSET-BACKED SECURITIES (Cost – $42,675,689)				38,577,779
COMMERCIAL MORTGAGE-BACKED SECURITIES – 66.4%
Banc of America Commercial Mortgage, Inc. Series 2006-6, Class A4 [8]	5.36	10/10/45	2,290	2,471,018
Series 2005-6, Class AJ [2]	5.37	09/10/47	2,450	2,479,380
Series 2006-2, Class J [1,2,11]	5.48	05/10/45	332	16,108
Series 2007-2, Class A4 [2,8]	5.82	04/10/49	3,680	3,987,181
Series 2007-2, Class K [1,2,5]	5.83	04/10/49	5,000	92,500
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H [1,2,5]	5.62	03/11/39	1,700	753,732
Series 2007-PW16, Class B [1,2,5]	5.91	06/11/40	4,970	3,612,941
Series 2007-PW16, Class C [1,2,5]	5.91	06/11/40	3,710	2,261,015
Series 2007-PW16, Class D [1,2,5]	5.91	06/11/40	2,590	1,306,191
Series 2007-PW17, Class AM [8]	5.92	06/11/50	3,980	4,118,572
Series 2007-T28, Class F [1,2,5]	6.18	09/11/42	250	130,676
Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM [2,8]	5.89	12/10/49	5,130	5,300,111
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4 [8]	5.32	12/11/49	4,350	4,644,030
Series 2006-CD2, Class J [1,2,5,11]	5.63	01/15/46	1,000	33,727
Commercial Mortgage Lease-Backed Certificate Series 2001-CMLB, Class A1 [1,5]	6.75	06/20/31	1,107	1,207,516
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C5, Class J [1,5]	4.65	11/15/37	1,000	293,446
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L [1,5]	5.15	09/15/39	684	2,736
Series 2006-C4, Class M [1,5]	5.15	09/15/39	754	1,885
Series 2006-C5, Class AM [8]	5.34	12/15/39	5,310	5,327,905
Series 2006-C5, Class AJ	5.37	12/15/39	5	4,455
Series 2006-C5, Class E [6]	5.54	12/15/39	9,025	3,158,750
Series 2007-C2, Class A3 [8]	5.54	01/15/49	4,454	4,747,247
Series 2010-RR1, Class 2B [1,5]	5.70	09/15/40	380	386,373
Series 2006-C1, Class K [1,2,5]	5.78	02/15/39	4,715	991,517
Series 2007-C3, ClassA4 [2]	5.90	06/15/39	410	440,943
Series 2006-C3, Class AJ [2]	6.01	06/15/38	440	402,875
Series 2006-C4, Class K [1,2,5,11]	6.29	09/15/39	4,950	34,650
CW Capital Cobalt Ltd Series 2007-C3, Class AM [2]	6.01	05/15/46	590	578,935

See Notes to Portfolios of Investments and Notes to Financial Statements.

Brookfield Investment Management Inc.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3, Class B	4.97%	12/10/41	$1,300	$1,202,322
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 [8]	5.44	03/10/39	4,000	4,345,000
Series 2007-GG9, Class AM	5.48	03/10/39	920	926,350
Series 2007-GG11, Class A4 [8]	5.74	12/10/49	4,170	4,504,388
Series 2006-GG7, Class AJ [2]	6.08	07/10/38	480	459,914
Series 2006-GG7, Class AM [2,8]	6.08	07/10/38	4,500	4,746,798
Series 2007-GG11, Class AJ [2]	6.20	12/10/49	160	139,137
Series 2007-GG11, Class E [2]	6.30	12/10/49	7,440	3,484,457
GS Mortgage Securities Trust Series 2006-GG8, Class AJ	5.62	11/10/39	2,250	1,987,425
Series 2007-GG10, Class A4 [2]	5.99	08/10/45	4,788	5,149,925
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G [1,2,5]	5.91	06/12/47	1,200	123,635
Series 2007-LD11, Class J [1,2,5]	6.00	06/15/49	511	12,775
Series 2007-LD11, Class K [1,2,5,11]	6.00	06/15/49	939	18,780
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class AM [8]	5.38	11/15/38	2,060	2,095,020
Series 2007-C1, Class A4 [8]	5.42	02/15/40	4,350	4,747,794
Series 2007-C1, Class AJ	5.48	02/15/40	460	412,034
Series 2007-C1, Class C	5.53	02/15/40	1,300	975,000
Series 2007-C1, Class D	5.56	02/15/40	240	162,000
Series 2002-C2, Class L [1,5]	5.68	07/15/35	5,300	4,893,331
Series 2007-C7, Class A3 [8]	5.87	09/15/45	3,110	3,432,041
LNR CDO V Limited Series 2007-1A, Class F [1,2,5,11]	1.64	12/26/49	3,750	0
Morgan Stanley Capital I, Inc. Series 2007-IQ13, Class A4 [8]	5.36	03/15/44	2,610	2,792,316
Series 2007-IQ13, Class AM [8]	5.41	03/15/44	3,270	3,175,497
Series 2006-T21, Class H [1,2,5,6]	5.49	10/12/52	1,500	525,000
Series 2006-IQ11, Class J [1,5,11]	5.53	10/15/42	256	17,989
Series 2007-HQ13, Class A3 [8]	5.57	12/15/44	4,528	4,846,273
Series 2007-IQ14, Class A4 [8]	5.69	04/15/49	4,950	5,346,866
Series 2006-HQ9, Class A4 [8]	5.73	07/12/44	2,170	2,405,695
Series 2007-T27, Class A4 [2,8]	5.79	06/11/42	3,610	4,057,521
Series 2008-T29, Class A4 [2,8]	6.46	01/11/43	2,000	2,316,478
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class F [1,2,5]	6.12	11/13/36	2,148	2,019,120
Series 2003-TOP9, Class G [1,2,5]	6.39	11/13/36	3,412	3,002,560
Morgan Stanley Reremic Trust Series 2009-GG10, Class A4B [1,2,5]	5.99	08/12/45	300	311,933
Series 2010-GG10, Class A4B [1,2,5]	5.99	08/15/45	860	894,207
Vornado DP LLC Series 2010-VNO, Class D [1,5]	6.36	09/13/28	680	720,569
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class H [1,2,5]	5.69	10/15/41	4,000	2,131,948

See Notes to Portfolios of Investments and Notes to Financial Statements.

2011 Semi-Annual Report

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-C14, Class G [1,2,5]	5.85%	08/15/41	$2,200	$1,941,500
Series 2007-C32, Class A3 [2]	5.93	06/15/49	3,810	4,119,368
Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $141,213,075)				$133,229,381
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES – 23.6%
Subordinated Collateralized Mortgage Obligations – 23.6%
American Home Mortgage Investment Trust Series 2005-2, Class 5A3 [3]	5.08/5.58	09/25/35	509	514,118
Banc of America Funding Corp. Series 2003-3, Class B4 [2]	5.47	10/25/33	555	393,460
Series 2003-3, Class B5 [2]	5.47	10/25/33	555	309,809
Series 2003-3, Class B6 [2,9]	5.47	10/25/33	557	34,087
Banc of America Mortgage Securities, Inc. Series 2005-4, Class B4 [9,11]	5.50	05/25/35	162	2
Series 2005-5, Class 30B4 [9,11]	5.50	06/25/35	588	6
Chase Mortgage Finance Corp. Series 2007-S2, Class 1A8	6.00	03/25/37	375	344,097
Citicorp Mortgage Securities, Inc. Series 2007-2, Class 1A3	6.00	02/25/37	1,513	1,485,123
Series 2007-8, Class 1A3	6.00	09/25/37	125	123,606
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR4, Class 1A1A [2]	5.79	03/25/37	413	367,454
Series 2006-AR6, Class 1A1 [2]	5.92	08/25/36	396	362,216
Series 2004-NCM2, Class 1CB2	6.75	08/25/34	62	62,842
Countrywide Alternative Loan Trust Series 2007-2CB, Class 1A15	5.75	03/25/37	1,215	979,315
Series 2005-28CB, Class 3A5	6.00	08/25/35	831	763,044
Series 2006-41CB, Class 2A14 [12]	6.00	01/25/37	823	627,471
Series 2007-11T1, Class A21	6.00	05/25/37	367	270,199
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-J13, Class B3 [2]	5.23	01/25/34	320	197,360
Series 2003-J13, Class B4 [2]	5.23	01/25/34	480	212,834
Series 2003-J13, Class B5 [9,11]	5.23	01/25/34	190	9,517
Series 2003-57, Class B3	5.50	01/25/34	379	77,190
Series 2005-27, Class 2A1	5.50	12/25/35	768	697,321
Series 2007-5, Class A29	5.50	05/25/37	1,666	1,495,802
Series 2006-21, Class A11	5.75	02/25/37	1,190	1,005,550
Series 2004-18, Class A1	6.00	10/25/34	393	391,399
Series 2004-21, Class A10	6.00	11/25/34	647	654,257
Series 2006-1, Class A2	6.00	03/25/36	190	160,158
Series 2008-2R, Class A1	6.00	12/25/36	352	339,245
Series 2007-10, Class A5	6.00	07/25/37	1,800	1,497,492
Series 2007-14, Class A6	6.00	09/25/37	490	471,083
First Republic Mortgage Loan Trust Series 2000-FRB1, Class B3 [2]	0.69	06/25/30	129	65,702
GSR Mortgage Loan Trust Series 2005-6F, Class 1A6	5.25	07/25/35	1,380	1,335,057
Series 2005-AR4, Class 6A1	5.25	07/25/35	623	627,093

See Notes to Portfolios of Investments and Notes to Financial Statements.

Brookfield Investment Management Inc.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust Series 2005-9, Class B11 1,2,4, [5]	1.95%	06/20/35	$727	$16,821
JP Morgan Mortgage Trust Series 2003-A2, Class B4 [2]	3.41	11/25/33	284	202,913
Series 2006-S4, Class A6	6.00	01/25/37	7	6,996
Series 2006-S3, Class 1A10	6.50	08/25/36	1,511	1,360,045
Series 2006-S3, Class 1A12	6.50	08/25/36	158	151,151
Series 2006-S3, Class 1A30	6.50	08/25/36	305	287,233
RESI Finance LP Series 2004-B, Class B5 [1,2,5]	1.75	02/10/36	2,289	1,327,700
Residential Accredit Loans, Inc. Series 2007-QS6, A2 [2]	53.97	04/25/37	542	979,186
Residential Funding Mortgage Securities I, Inc. Series 2004-S1, Class B1	5.25	02/25/34	427	291,588
Series 2004-S1, Class B3	5.25	02/25/34	72	16,552
Series 2003-S7, Class A7	5.50	05/25/33	978	1,012,309
Series 2003-S7, Class B2	5.50	05/25/33	379	212,033
Series 2003-S7, Class B3 [9]	5.50	05/25/33	509	93,912
Series 2003-S2, Class B1 [1,5]	5.75	02/25/33	170	102,245
Resix Finance Limited Credit-Linked Notes Series 2005-C, Class B7 [1,2,5]	3.30	09/10/37	3,635	254,466
Series 2004-C, Class B7 [1,2,5]	3.70	09/10/36	1,061	579,283
Series 2003-D, Class B7 [1,2,5]	5.95	12/10/35	1,115	630,071
Series 2003-CB1, Class B8 [1,2,5]	6.95	06/10/35	952	663,703
Series 2004-A, Class B10 [1,2,5]	11.70	02/10/36	554	276,027
Structured Asset Securities Corp. Series 2003-10, Class A	6.00	04/25/33	341	359,245
WaMu Mortgage Pass Through Certificates Series 2007-HY3, Class 1A1 [2]	5.33	03/25/37	356	260,014
Series 2003-S1, Class B4 [1,5]	5.50	04/25/33	180	139,743
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-5, Class 3A3 [3]	6.22/6.72	07/25/36	939	540,520
Wells Fargo Mortgage Backed Securities Trust Series 2004-EE, Class 2A1 [2]	2.77	12/25/34	342	335,576
Series 2003-N, Class 1A1 [2]	4.56	12/25/33	933	961,133
Series 2005-AR16, Class 7A1 [2]	5.20	10/25/35	1,264	1,242,278
Series 2006-AR15, Class A1 [2]	5.35	10/25/36	1,070	924,467
Series 2006-AR1, Class 2A2 [2]	5.40	03/25/36	623	627,300
Series 2004-6, Class B4	5.50	06/25/34	1,364	218,171
Series 2004-6, Class B5 [11]	5.50	06/25/34	834	58,373
Series 2004-6, Class B6 [9,11]	5.50	06/25/34	41	12
Series 2005-18, Class 1A1	5.50	01/25/36	120	112,600
Series 2006-3, Class A11	5.50	03/25/36	2,380	2,348,670
Series 2007-3, Class 1A10	5.50	04/25/37	2,081	1,875,501
Series 2007-4, Class A21	5.50	04/25/37	2,256	2,085,212
Series 2007-9, Class 1A3	5.50	07/25/37	281	261,479
Series 2007-12, Class A6	5.50	09/25/37	295	278,522
Series 2006-AR12, Class 2A1 [2]	5.88	09/25/36	134	121,813

See Notes to Portfolios of Investments and Notes to Financial Statements.

2011 Semi-Annual Report

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2002-10, Class B6 [6,9]	6.00%	06/25/32	$225	$131,110
Series 2006-8, Class A15	6.00	07/25/36	1,469	1,382,696
Series 2006-10, Class A19	6.00	08/25/36	456	451,527
Series 2006-11, Class A8	6.00	09/25/36	683	647,693
Series 2007-6, Class A6	6.00	05/25/37	489	449,721
Series 2007-7, Class A38	6.00	06/25/37	547	524,609
Series 2007-7, Class A6	6.00	06/25/37	407	399,955
Series 2007-7, Class A7 [6]	6.00	06/25/37	350	334,349
Series 2007-10, Class 1A1	6.00	07/25/37	463	447,697
Series 2007-10, Class 1A5	6.00	07/25/37	379	368,785
Series 2007-8, Class 1A22	6.00	07/25/37	192	179,980
Series 2007-8, Class 2A2	6.00	07/25/37	1,222	1,173,120
Series 2007-11, Class A14	6.00	08/25/37	1,087	1,012,509
Series 2007-13, Class A7	6.00	09/25/37	927	898,487
Series 2007-14, Class 1A1	6.00	10/25/37	1,014	983,493
Series 2007-AR5, Class A1 [2]	6.11	10/25/37	461	409,288
Series 2005-18, Class 2A10 [2]	22.02	01/25/36	390	473,659

Total Subordinated Collateralized Mortgage Obligations (Cost – $56,242,106)				47,357,450
Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $56,242,106)				47,357,450
INTEREST-ONLY SECURITIES – 2.4%
Commercial Mortgage Pass Through Certificates Series 2001-J2A, Class EIO [1,2,5,1][0]	3.95	07/16/34	10,000	1,878,200
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1, Class X1 [1,2,5,1][0]	1.91	05/10/36	68,011	1,651,230
Vendee Mortgage Trust Series 1997-2, Class IO [2,10]	0.06	06/15/27	20,003	25,004
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class IO1 [1,2,5,10]	1.52	11/15/34	69,114	1,161,112
Total INTEREST-ONLY SECURITIES (Cost – $4,528,356)				4,715,546
HIGH YIELD CORPORATE BONDS – 17.2%
Automotive – 0.6%
Pittsburgh Glass Works LLC [1,5]	8.50	04/15/16	350	363,125
TRW Automotive, Inc. [1,5]	7.25	03/15/17	400	446,000
Visteon Corp. [1,5,8]	6.75	04/15/19	350	339,500
Total Automotive (Cost – $877,121)				1,148,625

Basic Industry – 2.6%
AK Steel Corp.	7.63	05/15/20	300	312,000
Arch Coal, Inc. [8]	8.75	08/01/16	300	333,750
Cascades, Inc.	7.88	01/15/20	350	369,250

See Notes to Portfolios of Investments and Notes to Financial Statements.

Brookfield Investment Management Inc.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
CONSOL Energy, Inc.	8.25%	04/01/20	$300	$333,000
Domtar Corp. [8]	10.75	06/01/17	400	514,000
Georgia-Pacific LLC [8]	7.25	06/01/28	300	340,125
Huntsman International LLC	5.50	06/30/16	300	298,125
Nalco Co. [1,5]	6.63	01/15/19	300	311,625
PE Paper Escrow GmbH [1,5]	12.00	08/01/14	300	345,750
Solutia, Inc.	8.75	11/01/17	300	331,125
Steel Dynamics, Inc. [8]	7.63	03/15/20	300	325,500
Tembec Industries, Inc.	11.25	12/15/18	300	339,000
United States Steel Corp. [8]	7.00	02/01/18	350	364,875
Westlake Chemical Corp. [8]	6.63	01/15/16	400	412,000
Xerium Technologies, Inc. [1,5]	8.88	06/15/18	235	233,531

Total Basic Industry (Cost – $4,731,860)				5,163,656

Capital Goods – 1.6%
Associated Materials LLC [1,5]	9.13	11/01/17	300	310,125
Bombardier, Inc. [1,5]	7.75	03/15/20	300	339,000
Briggs & Stratton Corp.	6.88	12/15/20	200	211,000
Coleman Cable, Inc.	9.00	02/15/18	300	318,000
Crown Cork & Seal Company, Inc.	7.38	12/15/26	350	349,125
Masonite International Corp. [1,5]	8.25	04/15/21	350	352,625
Mueller Water Products, Inc.	7.38	06/01/17	150	150,375
Owens-Illinois, Inc. [8]	7.80	05/15/18	400	438,000
Polymer Group, Inc. [1,5]	7.75	02/01/19	350	360,500
Terex Corp.	10.88	06/01/16	300	348,750

Total Capital Goods (Cost – $3,019,217)				3,177,500

Consumer Cyclical – 1.2%
ACCO Brands Corp. [8]	10.63	03/15/15	300	336,750
ACE Hardware Corp. [1,5,8]	9.13	06/01/16	400	430,000
American Axle & Manufacturing, Inc.	7.88	03/01/17	300	307,500
Collective Brands, Inc.	8.25	08/01/13	355	357,662
Levi Strauss & Co.	7.63	05/15/20	300	303,750
Limited Brands, Inc. [8]	7.60	07/15/37	300	296,250
Phillips-Van Heusen Corp.	7.38	05/15/20	300	324,000
Tenneco, Inc.	6.88	12/15/20	130	133,250

Total Consumer Cyclical (Cost – $2,580,015)				2,489,162

Consumer Non-Cyclical – 1.1%
B&G Foods, Inc.	7.63	01/15/18	300	322,500
C&S Group Enterprises LLC [1,5]	8.38	05/01/17	300	309,000
Cott Beverages, Inc.	8.13	09/01/18	350	375,375
FGI Operating Co., Inc.	10.25	08/01/15	300	323,250
Jarden Corp.	7.50	05/01/17	300	319,500

See Notes to Portfolios of Investments and Notes to Financial Statements.

2011 Semi-Annual Report

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Rite Aid Corp.	9.75%	06/12/16	$300	$335,250
TreeHouse Foods, Inc. [8]	7.75	03/01/18	250	270,000

Total Consumer Non-Cyclical (Cost – $2,147,329)				2,254,875

Energy – 2.9%
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.63	10/15/20	200	214,250
Calfrac Holdings LP [1,5]	7.50	12/01/20	300	310,500
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.88	02/15/18	300	325,500
EV Energy Partners LP/EV Energy Finance Corp. [1,5]	8.00	04/15/19	95	98,800
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	06/15/20	195	214,500
Frac Tech Services LLC/Frac Tech Finance, Inc. [1,5]	7.13	11/15/18	300	318,000
Frontier Oil Corp.	8.50	09/15/16	300	324,750
Hercules Offshore, Inc. [1,5]	10.50	10/15/17	250	265,625
Hilcorp Energy I LP/Hilcorp Finance Co. [1,5]	8.00	02/15/20	300	319,500
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	300	328,500
McJunkin Red Man Corp. [1,5]	9.50	12/15/16	300	309,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC [8]	8.88	03/15/18	435	467,625
Pioneer Natural Resources Co. [8]	6.65	03/15/17	300	328,693
Plains Exploration & Production Co. [8]	7.63	06/01/18	400	425,000
Precision Drilling Corp. [1,5]	6.63	11/15/20	300	309,000
Quicksilver Resources, Inc.	11.75	01/01/16	400	464,000
SESI LLC [8]	6.88	06/01/14	400	406,000
Trinidad Drilling Limited [1,5]	7.88	01/15/19	300	316,500

Total Energy (Cost – $5,397,354)				5,745,743

Media – 1.5%
American Reprographics Company [1,5]	10.50	12/15/16	350	369,250
Cablevision Systems Corp. [8]	8.63	09/15/17	400	451,000
CCO Holdings LLC/Cap Corp. [8]	8.13	04/30/20	300	324,375
Deluxe Corp. [8]	7.38	06/01/15	400	414,000
Insight Communications Co., Inc. [1,5]	9.38	07/15/18	355	397,600
Lamar Media Corp.	6.63	08/15/15	400	409,000
LIN Television Corp.	6.50	05/15/13	300	300,000
Mediacom LLC/Mediacom Capital Corp.	9.13	08/15/19	350	379,750

Total Media (Cost – $2,870,212)				3,044,975

Services – 3.5%
AMC Entertainment, Inc.	8.75	06/01/19	400	429,500
ARAMARK Corp.	8.50	02/01/15	400	416,000
Avis Budget Car Rental LLC	9.63	03/15/18	300	329,250
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp.	9.13	08/01/18	350	381,938
CityCenter Holdings LLC/CityCenter Finance Corp. [1,5]	7.63	01/15/16	350	358,750
FireKeepers Development Authority [1,5]	13.88	05/01/15	250	293,125
FTI Consulting, Inc.	7.75	10/01/16	300	312,750
Iron Mountain, Inc. [8]	8.38	08/15/21	500	535,000
Marina District Finance Co., Inc. [1,5,8]	9.88	08/15/18	350	365,750

See Notes to Portfolios of Investments and Notes to Financial Statements.

Brookfield Investment Management Inc.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
MGM Mirage, Inc.	9.00%	03/15/20	$400	$445,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. [1,5]	8.88	04/15/17	350	362,250
Pokagon Gaming Authority [1,5]	10.38	06/15/14	373	382,791
Pulte Group, Inc.	6.38	05/15/33	300	245,250
Royal Caribbean Cruises Ltd. [8]	7.25	06/15/16	300	324,000
Scientific Games Corp. [1,5]	8.13	09/15/18	450	475,875
Service Corp. International [8]	6.75	04/01/16	400	429,000
Standard Pacific Corp.	8.38	05/15/18	300	305,250
The Hertz Corp. [1,5]	7.50	10/15/18	300	315,000
United Rentals North America, Inc.	9.25	12/15/19	300	336,000

Total Services (Cost – $6,765,844)				7,042,479

Technology & Electronics – 0.3%
First Data Corp. [1,5]	7.38	06/15/19	350	356,125
Freescale Semiconductor, Inc. [1,5]	9.25	04/15/18	300	334,500

Total Technology & Electronics (Cost – $661,093)				690,625

Telecommunications – 1.5%
Cincinnati Bell, Inc.	8.25	10/15/17	260	264,875
Cincinnati Bell, Inc.	8.38	10/15/20	140	141,750
Citizens Communications Corp. [8]	7.13	03/15/19	300	310,125
Global Crossing Ltd.	12.00	09/15/15	300	350,250
Nextel Communications, Inc.	7.38	08/01/15	300	301,875
PAETEC Holding Corp.	8.88	06/30/17	300	325,500
Qwest Capital Funding, Inc. [8]	6.88	07/15/28	300	289,875
Sprint Capital Corp. [8]	8.75	03/15/32	400	441,500
TW Telecom Holdings, Inc.	8.00	03/01/18	190	206,388
Windstream Corp. [8]	7.00	03/15/19	400	413,000

Total Telecommunications (Cost – $2,878,689)				3,045,138

Utility – 0.4%
Calpine Corp. [1,5]	7.25	10/15/17	300	312,000
Edison Mission Energy	7.00	05/15/17	150	124,125
NRG Energy, Inc.	8.50	06/15/19	300	310,500

Total Utility (Cost – $712,582)				746,625
Total HIGH YIELD CORPORATE BONDS (Cost – $32,641,316)				34,549,403

See Notes to Portfolios of Investments and Notes to Financial Statements.

2011 Semi-Annual Report

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

May 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
SHORT-TERM INVESTMENTS – 0.4%
United States Treasury Bill [7,13] (Cost – $899,952)	0.05%	07/14/11	$900	$899,952
Total Investments – 143.9% (Cost – $305,969,608)				288,811,870
Liabilities in Excess of Other Assets – (43.9)%				(88,057,117)

NET ASSETS – 100.0%				$200,754,753

See Notes to Portfolios of Investments and Notes to Financial Statements.

Brookfield Investment Management Inc.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

May 31, 2011

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2011, the total values of all such investments were as follows:

Fund	Value	% of Net Assets
Helios Strategic Mortgage Income Fund, Inc.	$24,418,538	33.75%
Helios Total Return Fund, Inc.	58,960,310	29.37

2	—	Variable Rate Security – Interest rate shown is the rate in effect as of May 31, 2011.
3	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
4	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. At that date, the coupon increases to LIBOR plus a predetermined margin.
5	—	Private Placement.
6	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of May 31, 2011, the total values of all such securities were:

Fund	Value	% of Net Assets
Helios Strategic Mortgage Income Fund, Inc.	$1,824,885	2.52%
Helios Total Return Fund, Inc.	4,193,574	2.09

7	—	Zero-Coupon Note – Interest rate represents current yield to maturity.
8	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
9	—	Represents a class of subordinated mortgage-backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.
10	—	Interest rate is based on the notional amount of the underlying mortgage pools.
11	—	Issuer is currently in default on its regularly scheduled interest payment.
12	—	Investment in subprime security. As of May 31, 2011, the total values of all such investments were:

Fund	Value	% of Net Assets
Helios Strategic Mortgage Income Fund, Inc.	$5,282,752	7.30%
Helios Total Return Fund, Inc.	9,142,182	4.55

13	—	Portion or entire principal amount delivered as collateral for open futures contracts.
TBA	—	To Be Announced.

See Notes to Financial Statements.

2011 Semi-Annual Report

HELIOS FUNDS

Statements of Assets and Liabilities (Unaudited)

May 31, 2011

	Helios Strategic Mortgage Income Fund, Inc.	Helios Total Return Fund, Inc.
Assets:
Investments in securities, at value (Note 2)	$101,241,904	$287,911,918
Investment in short term securities, at value	249,987	899,952

Total Investments, at value	101,491,891	288,811,870
Cash	3,605,708	1,915,007
Cash collateral for reverse repurchase agreements	270,000	50,000
Interest receivable	563,778	2,247,118
Principal paydown receivable	24,851	19,339
Prepaid expenses and other assets	27,865	61,014

Total assets	105,984,093	293,104,348

Liabilities:
Reverse repurchase agreements (Note 6)	31,329,572	84,224,788
Interest payable for reverse repurchase agreements (Note 6)	25,872	81,214
Payable for TBA transactions	2,108,021	7,588,875
Payable for variation margin	59,188	217,516
Investment advisory fee payable (Note 4)	40,401	112,031
Administration fee payable (Note 4)	12,431	34,471
Accrued expenses and other liabilities	66,293	90,700

Total liabilities	33,641,778	92,349,595

Net Assets	$72,342,315	$200,754,753

Composition of Net Assets:
Capital stock ($0.01 par value, 50,000,000 shares authorized for each Fund) (Note 7)	$101,714	$309,368
Additional paid-in capital (Note 7)	139,684,698	282,136,718
Distributions in excess of net investment income	(1,016,595)	(1,284,198)
Accumulated net realized loss on investment transactions and futures transactions	(51,319,430)	(63,031,881)
Net unrealized depreciation on investment transactions and futures transactions	(15,108,072)	(17,375,254)

Net assets applicable to capital stock outstanding	$72,342,315	$200,754,753

Total investments at cost	$116,540,775	$305,969,608

Shares Outstanding and Net Asset Value Per Share:
Common shares outstanding	10,171,435	30,936,776
Net asset value per share	$7.11	$6.49

See Notes to Financial Statements.

Brookfield Investment Management Inc.

HELIOS FUNDS

Statements of Operations (Unaudited)

For the Six Months Ended May 31, 2011

	Helios Strategic Mortgage Income Fund, Inc.	Helios Total Return Fund, Inc.
Investment Income (Note 2):
Interest	$2,849,902	$9,967,933

Expenses:
Investment advisory fees (Note 4)	229,537	643,776
Administration fees (Note 4)	70,627	198,085
Directors’ fees	38,756	38,756
Legal fees	34,188	75,966
Audit and tax services	31,912	31,912
Custodian	30,448	31,843
Insurance	21,192	60,834
Report to stockholders	20,355	45,133
Transfer agent fees	16,680	22,345
Registration fees	12,002	13,668
Miscellaneous	5,036	11,817

Total operating expenses	510,733	1,174,135
Interest expense on reverse repurchase agreements (Note 6)	151,762	505,268

Total expenses	662,495	1,679,403

Net investment income	2,187,407	8,288,530

Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 8):
Net realized loss on:
Investment transactions	(297,611)	(2,949,492)
Futures transactions	(1,150,725)	(2,900,106)

Net realized loss on investment transactions and futures transactions	(1,448,336)	(5,849,598)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	7,935,515	17,038,615
Futures transactions	(31,103)	(174,774)

Net change in unrealized appreciation (depreciation) on investment transactions and futures transactions	7,904,412	16,863,841

Net realized and unrealized gain on investment transactions and futures transactions	6,456,076	11,014,243

Net increase in net assets resulting from operations	$8,643,483	$19,302,773

See Notes to Financial Statements.

2011 Semi-Annual Report

HELIOS FUNDS

Statements of Changes in Net Assets

	Helios Strategic Mortgage Income Fund, Inc.		Helios Total Return Fund, Inc.
	For the Six Months Ended May 31, 2011 (Unaudited)	For the Fiscal Year Ended November 30, 2010	For the Six Months Ended May 31, 2011 (Unaudited)	For the Fiscal Year Ended November 30, 2010
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$2,187,407	$6,200,950	$8,288,530	$16,616,430
Net realized loss on investment transactions and futures transactions	(1,448,336)	(11,700,174)	(5,849,598)	(14,029,749)
Net change in unrealized appreciation (depreciation) on investment transactions and futures transactions	7,904,412	19,676,912	16,863,841	36,276,883

Net increase in net assets resulting from operations	8,643,483	14,177,688	19,302,773	38,863,564

Distributions to Stockholders (Note 2):
Net investment income	(3,204,002)	(6,289,544)	(10,286,480)	(16,159,622)
Return of capital	—	(2,682,709)	—	—

Total dividends and distributions paid	(3,204,002)	(8,972,253)	(10,286,480)	(16,159,622)

Capital Stock Transactions (Note 7):
Reinvestment of dividends and distributions	—	120,599	—	127,446

Total increase in net assets	5,439,481	5,326,034	9,016,293	22,831,388

Net Assets:
Beginning of period	66,902,834	61,576,800	191,738,460	168,907,072

End of period	$72,342,315	$66,902,834	$200,754,753	$191,738,460

(Including undistributed (distribution in excess of) investment income)	$(1,016,595)	$—	$(1,284,198)	$713,752

Share Transactions:
Reinvested shares	—	19,806	—	22,588

See Notes to Financial Statements.

Brookfield Investment Management Inc.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Statement of Cash Flows

For the Six Months Ended May 31, 2011 (Unaudited)

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$8,643,483
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(18,987,949)
Proceeds from disposition of long-term portfolio investments and principal paydowns	18,385,844
Purchases of short-term portfolio investments, net	(3,571,538)
Increase in interest receivable	(14,252)
Decrease in receivable for investments sold	1,334,318
Increase in principal paydown receivable	(16,054)
Decrease in variation margin receivable	16,015
Decrease in prepaid expenses	2,739
Increase in variation margin payable	59,188
Decrease in interest payable for reverse repurchase agreements	(1,747)
Increase in payable for investments purchased	645,908
Increase in investment advisory fee payable	4,838
Increase in administration fee payable	1,489
Decrease in accrued expenses	(13,357)
Net amortization and paydown gains on investments	667,847
Unrealized appreciation on investments	(7,935,515)
Net realized loss on investment transactions	297,611

Net cash used for operating activities	(481,132)

Cash flows provided by (used for) financing activities:
Net cash provided by reverse repurchase agreements	612,231
Dividends paid to stockholders, net of reinvestments	(3,204,002)

Net cash used for financing activities	(2,591,771)

Net change in cash	(3,072,903)
Cash at beginning of period	6,948,611

Cash at end of period	$3,875,708

Supplemental Disclosure of Cash Flow Information:

Interest payments for the six months ended May 31, 2011, totaled $153,509.

Cash at the end of the period includes $38,265 for margin requirements on futures contracts and $270,000 for collateral for reverse repurchase agreements.

See Notes to Financial Statements.

2011 Semi-Annual Report

HELIOS TOTAL RETURN FUND, INC.

Statement of Cash Flows

For the Six Months Ended May 31, 2011 (Unaudited)

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$19,302,773
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(91,106,551)
Proceeds from disposition of long-term portfolio investments and principal paydowns	91,935,026
Purchases of short-term portfolio investments, net	(3,480,055)
Decrease in interest receivable	78,183
Decrease in receivable for investments sold	3,312,889
Increase in principal paydown receivable	(4,807)
Decrease in prepaid expenses	28,066
Decrease in interest payable for reverse repurchase agreements	(767)
Decrease in payable for investments purchased	(4,255,356)
Increase in investment advisory fee payable	10,002
Increase in administration fee payable	3,078
Decrease in accrued expenses	(21,650)
Increase in variation margin payable	194,407
Net amortization and paydown gains on investments	774,354
Unrealized appreciation on investments	(17,038,615)
Net realized loss on investment transactions	2,949,492

Net cash provided by operating activities	2,680,469

Cash flows provided by (used for) financing activities:
Net cash provided by reverse repurchase agreements	2,712,063
Dividends paid to stockholders, net of reinvestments	(10,286,480)

Net cash used for financing activities	(7,574,417)

Net change in cash	(4,893,948)
Cash at beginning of period	6,858,955

Cash at end of period	$1,965,007

Supplemental Disclosure of Cash Flow Information:

Interest payments for the six months ended May 31, 2011, totaled $506,035.

Cash at the beginning of the period includes $290,000 for collateral for reverse repurchase agreements. Cash at the end of the period includes $127,505 for margin requirements for futures contracts and $50,000 for collateral for reverse repurchase agreements.

See Notes to Financial Statements.

Brookfield Investment Management Inc.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Financial Highlights

	For the Six Months Ended May 31, 2011 (Unaudited)	For the Fiscal Year Ended November 30,
		2010	2009	2008	2007	2006
Per Share Operating Performance:
Net asset value, beginning of period	$6.58	$6.07	$5.95	$11.21	$14.15	$14.05

Net investment income	0.22	0.61	0.58	0.82	0.97	0.92
Net realized and unrealized gain (loss) on investment transactions, swap contracts and futures transactions	0.63	0.78	0.27	(5.05)	(2.83)	0.26

Net increase (decrease) in net asset value resulting from operations	0.85	1.39	0.85	(4.23)	(1.86)	1.18

Net effect of shares repurchases	—	—	—	—	0.00 *	—

Dividends from net investment income	(0.32)	(0.62)	(0.62)	(0.95)	(1.08)	(1.08)
Return of capital distributions	—	(0.26)	(0.11)	(0.08)	—	—

Total dividends and distributions paid	(0.32)	(0.88)	(0.73)	(1.03)	(1.08)	(1.08)

Net asset value, end of period	$7.11	$6.58	$6.07	$5.95	$11.21	$14.15

Market price, end of period	$6.58	$6.30	$6.28	$5.54	$9.98	$14.08

Total Investment Return†	9.71%[1]	15.81%	28.31%	(36.98)%	(22.54)%	20.36%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$72,342	$66,903	$61,577	$60,348	$113,632	$143,498
Gross operating expenses	1.45%[2]	1.48%	1.60%	1.54%	1.23%	1.18%
Interest expense	0.43%[2]	0.32%	0.02%	0.70%	0.94%	1.87%
Total expenses	1.88%[2]	1.80%	1.62%	2.24%	2.17%	3.05%
Net investment income	6.19%[2]	9.95%	9.83%	9.11%	7.41%	6.60%
Portfolio turnover rate	19%[1]	70%	55%	21%	101%	93%

†

Total investment return is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

*	Rounds to less than $0.01.

[1]	Not Annualized.

[2]	Annualized.

See Notes to Financial Statements.

2011 Semi-Annual Report

HELIOS TOTAL RETURN FUND, INC.

Financial Highlights

	For the Six Months Ended May 31, 2011 (Unaudited)	For the Fiscal Year Ended November 30,
		2010	2009	2008	2007	2006
Per Share Operating Performance:
Net asset value, beginning of period	$6.20	$5.46	$4.87	$7.83	$9.13	$8.90

Net investment income	0.27	0.53	0.51	0.60	0.71	0.66
Net realized and unrealized gain (loss) on investment transactions, swap contracts and futures transactions	0.35	0.73	0.65	(2.83)	(1.27)	0.29

Net increase (decrease) in net asset value resulting from operations	0.62	1.26	1.16	(2.23)	(0.56)	0.95

Net effect of shares repurchases	—	—	—	—	0.00 *	—

Dividends from net investment income	(0.33)	(0.52)	(0.57)	(0.73)	(0.74)	(0.72)

Net asset value, end of period	$6.49	$6.20	$5.46	$4.87	$7.83	$9.13

Market price, end of period	$6.16	$6.01	$5.20	$4.40	$7.17	$9.19

Total Investment Return†	8.37%[1]	26.63%	32.45%	(30.87)%	(14.79)%	21.37%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$200,755	$191,738	$168,907	$150,440	$241,441	$281,704
Gross operating expenses	1.19%[2]	1.23%	1.29%	1.26%	1.08%	1.14%
Interest expense	0.51%[2]	0.31%	0.14%	0.79%	1.21%	1.76%
Total expenses	1.70%[2]	1.54%	1.43%	2.05%	2.29%	2.90%
Net investment income	8.37%[2]	9.34%	10.01%	9.09%	8.11%	7.36%
Portfolio turnover rate	32%[1]	204%	73%	15%	48%	81%

†

Total investment return is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

*	Rounds to less than $0.01.

[1]	Not Annualized.

[2]	Annualized.

See Notes to Financial Statements.

Brookfield Investment Management Inc.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

1. The Funds

Helios Strategic Mortgage Income Fund, Inc. (the “Helios Strategic Mortgage Income Fund”) and Helios Total Return Fund, Inc. (the “Helios Total Return Fund”) (each, a “Fund,” and collectively, the “Funds” or the “Helios Funds”) were each incorporated under the laws of the State of Maryland on May 17, 2002 and May 26, 1989, respectively. Each Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company with its own investment objective.

Brookfield Investment Management Inc. (“BIM” or “Advisor”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment advisor under the Investment Advisers Act of 1940, as amended, and serves as investment advisor to the Funds.

The investment objective of the Helios Strategic Mortgage Income Fund is to provide a high level of current income by investing primarily in mortgage-backed securities. The investment objective of the Helios Total Return Fund is to provide a high total return, including short and long-term capital gains and a high level of current income, through the management of a portfolio of securities. No assurances can be given that each Fund’s investment objective will be achieved.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent fair market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and

2011 Semi-Annual Report

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Funds’ investments carried at fair value:

Helios Strategic Mortgage Income Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage-Backed Securities	Short Term Investments	Total
Description:
Level 1 — Quoted Prices	$—	$—	$—	$—	$—	$—
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	15,733,705	8,416,673	—	—	249,987	24,400,365
Level 3 — Significant Unobservable Inputs	—	7,617,009	50,290,304	19,184,213	—	77,091,526

Total	$15,733,705	$16,033,682	$50,290,304	$19,184,213	$249,987	$101,491,891

Brookfield Investment Management Inc.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

Liabilities	Other Financial Instruments*
Description:
Level 1 — Quoted Prices	$(59,188)
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$(59,188)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage-Backed Securities	Total
Balance as of November 30, 2010	$10,945,811	$46,277,362	$12,980,059	$70,203,232
Accrued Discounts (Premiums)	(16,608)	(26,149)	(813,576)	(856,333)
Realized Gain (Loss)	(602,280)	560,490	(238,191)	(279,981)
Change in Unrealized Appreciation (Depreciation)	150,614	5,433,606	2,316,090	7,900,310
Net Purchases (Sales)	(175,035)	(1,955,005)	4,939,831	2,809,791
Transfers out of Level 3	(2,685,493)	—	—	(2,685,493)

Balance as of May 31, 2011	$7,617,009	$50,290,304	$19,184,213	$77,091,526

Change in unrealized gains or losses relating to assets still held at reporting date	$(235,478)	$4,673,178	$2,229,681	$6,667,381

*	Other financial instruments includes futures contracts, which are valued at the unrealized depreciation on the instrument.

For the six months ended May 31, 2011, there was no significant security transfer activity between Level 1 and Level 2.

Helios Total Return Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest- Only Securities	High Yield Corporate Bonds	Short Term Investments	Total
Description:
Level 1 — Quoted Prices	$—	$—	$—	$—	$—	$—	$—	$—
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	29,482,359	21,915,620	—	—	25,004	19,044,818	899,952	71,367,753
Level 3 — Significant Unobservable Inputs	—	16,662,159	133,229,381	47,357,450	4,690,542	15,504,585	—	217,444,117

Total	$29,482,359	$38,577,779	$133,229,381	$47,357,450	$4,715,546	$34,549,403	$899,952	$288,811,870

2011 Semi-Annual Report

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

Liabilities	Other Financial Instruments*
Description:
Level 1 — Quoted Prices	$(217,516)
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$(217,516)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Total
Balance as of November 30, 2010	$17,299,132	$125,341,550	$35,271,080	$5,944,974	$8,732,050	$192,588,786
Accrued Discounts (Premiums)	166,762	1,176,358	(1,292,421)	(1,190,671)	(7,311)	(1,147,283)
Realized Gain (Loss)	(1,208,426)	(1,211,812)	(547,021)	73,796	17,399	(2,876,064)
Change in Unrealized Appreciation (Depreciation)	1,824,537	10,226,261	4,303,770	37,294	405,475	16,797,337
Net Purchases (Sales)	(1,555,495)	(2,315,251)	9,622,042	(140,788)	4,024,184	9,634,692
Transfers into Level 3	1,928,326	12,275	—	—	2,332,788	4,273,389
Transfers out of Level 3	(1,792,677)	—	—	(34,063)	—	(1,826,740)

Balance as of May 31, 2011	$16,662,159	$133,229,381	$47,357,450	$4,690,542	$15,504,585	$217,444,117

Change in unrealized gains or losses relating to assets still held at reporting date	$1,008,706	$7,910,425	$3,669,986	$36,449	$459,134	$13,084,700

*	Other financial instruments includes futures contracts, which are valued at the unrealized depreciation on the instrument.

For the six months ended May 31, 2011, there was no significant security transfer activity between Level 1 and Level 2.

Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest.

Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be

Brookfield Investment Management Inc.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in deferred tax liability; or a combination thereof. As of May 31, 2011, the Funds have determined that there are no uncertain tax positions or tax liabilities required to be accrued.

The Funds have reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of May 31, 2011, open taxable years consisted of the taxable years ended November 30, 2007 through November 30, 2010. No examination of either Fund is currently in progress.

Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets.

Dividends and Distributions: Each Fund declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than the net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of each Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.

When-Issued Purchases and Forward Commitments: The Funds may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices and secure a favorable rate of return. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. At the time the Funds make the commitment to purchase securities on a when-issued or forward commitment basis, they will record the transactions and thereafter reflect the values of such securities in determining its net asset value. At the time the Funds enter into a transaction on a when-issued or forward commitment basis, the Advisor will identify collateral consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities and will monitor the adequacy of such collateral on a daily basis. On the delivery date, the Funds will meet their obligations from securities that are then maturing or sales of the securities identified as collateral by the Advisor and/or from then available cash flow. When-issued securities and forward commitments may be sold prior to the settlement date. If the Funds dispose of the right to acquire a when-issued security prior to its acquisition or disposes of the right to deliver or receive against a forward commitment, they can incur a gain or loss due to market fluctuation. There is always a risk that the securities may not be delivered and that the Funds may incur a loss. Settlements in the ordinary course are not treated by the Funds as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

TBA Transactions: Each Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association

2011 Semi-Annual Report

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

(Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. Each Fund may use TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, a Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a “TBA roll,” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, a Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under “Valuation of Investments.” Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

TBA transactions outstanding at May 31, 2011 were as follows:

Purchases:

Helios Strategic Mortgage Income Fund, Inc.

Security Name	Interest Rate	Principal Amount	Current Payable
Federal National Mortgage Association	5.00%	$2,000,000	$2,108,021

Helios Total Return Fund, Inc.

Security Name	Interest Rate	Principal Amount	Current Payable
Federal National Mortgage Association	5.00%	$7,200,000	$7,588,875

Cash Flow Information: Each Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statements of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statements of Cash Flows. Cash, as used in the Statements of Cash Flows, is the amount reported as “Cash” and “Cash Collateral” in the Statements of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Each Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. A Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Brookfield Investment Management Inc.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

The following tables set forth the fair value of the Funds’ derivative instruments:

Helios Strategic Mortgage Income Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value as of May 31, 2011	Average Notional Amount
Liabilities
Futures Contracts	Net unrealized depreciation on investment transactions and futures transactions	$(59,188)	$5,110,288

Helios Total Return Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value as of May 31, 2011	Average Notional Amount
Liabilities
Futures Contracts	Net unrealized depreciation on investment transactions and futures transactions	$(217,516)	$10,691,323

The following tables set forth the effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2011:

Helios Strategic Mortgage Income Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Losses on Futures Transactions	Net Change in Unrealized Appreciation/ (Depreciation) on Futures Transactions
Futures contracts	Futures transactions	$(1,150,725)	$(31,103)

Helios Total Return Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Losses on Futures Transactions	Change in Unrealized Appreciation (Depreciation) on Futures Transactions
Futures contracts	Futures transactions	$(2,900,106)	$(174,774)

3. Risks of Investing in Asset-Backed Securities and Below-Investment Grade Securities

The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments or other credit enhancement.

The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. The Funds have investments in below-investment grade debt securities, including mortgage-backed and asset-backed securities. Below-investment grade securities involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below-investment grade issuers frequently experience financial stress that could adversely affect their ability to service principal and

2011 Semi-Annual Report

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below-investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

Below-investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Funds may be required to bear certain extraordinary expenses in order to protect and recover their investments in certain distressed securities. Therefore, to the extent the Funds seek capital growth through investment in such securities, the Funds’ ability to achieve current income for their stockholders may be diminished. The Funds are also subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Funds, there can be no assurance that the securities or other assets received by the Funds in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Funds upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Funds’ participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of such securities, the Funds may be restricted from disposing of distressed securities.

4. Investment Advisory Agreements and Affiliated Transactions

Each Fund entered into separate Investment Advisory Agreements (the “Advisory Agreements”) with the Advisor under which the Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisory Agreements provide that each Fund shall pay the Advisor a monthly fee at an annual rate of 0.65% of each Fund’s average weekly net assets. During the six months ended May 31, 2011, the Advisor earned $229,537 and $643,776 in investment advisory fees from Helios Strategic Mortgage Income Fund and Helios Total Return Fund, respectively.

Each Fund entered into separate Administration Agreements with the Advisor. The Advisor entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Advisor and Sub-Administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Funds with administrative office facilities. For these services, each Fund shall pay to the Advisor a monthly fee at an annual rate of 0.20% of each Fund’s average weekly net assets. During the six months ended May 31, 2011, the Advisor earned $70,627 in administration fees from Helios Strategic Mortgage Income Fund and $198,085 in administration fees from Helios Total Return Fund. The Advisor is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of each Fund are officers and/or directors of the Advisor.

5. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and reverse repurchase agreements, for the six months ended May 31, 2011, were as follows:

	Long-Term Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Helios Strategic Mortgage Income Fund, Inc.	$16,913,887	$14,348,427	$2,074,062	$4,037,417
Helios Total Return Fund, Inc.	46,319,188	43,432,656	44,787,363	48,502,370

Brookfield Investment Management Inc.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

6. Borrowings

Each Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from their portfolios having a value not less than the repurchase price (including accrued interest). Each Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Funds would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At May 31, 2011, the Funds had the following reverse repurchase agreements outstanding:

Helios Strategic Mortgage Income Fund, Inc.

Face Value	Description	Maturity Amount
$851,000	BNP Paribas, 0.26%, dated 04/13/11, maturity date 06/13/11	$851,184
1,445,000	Credit Suisse, 0.27%, dated 04/13/11, maturity date 07/13/11	1,445,986
1,690,520	Credit Suisse, 1.50%, dated 04/13/11, maturity date 07/13/11	1,696,930
4,708,000	Credit Suisse, 1.50%, dated 04/19/11, maturity date 07/19/11	4,725,851
885,800	Credit Suisse, 1.75%, dated 05/16/11, maturity date 08/15/11	889,718
1,691,822	Credit Suisse, 1.75%, dated 05/25/11, maturity date 08/23/11	1,699,224
10,537,000	Goldman Sachs, 0.26%, dated 05/10/11, maturity date 07/08/11	10,541,490
1,424,923	JP Morgan Chase, 1.26%, dated 05/16/11, maturity date 08/15/11	1,429,463
4,660,899	JP Morgan Chase, 1.27%, dated 04/19/11, maturity date 07/19/11	4,675,862
3,434,608	JP Morgan Chase, 1.66%, dated 05/16/11, maturity date 08/15/11	3,449,024

$31,329,572	Maturity Amount, Including Interest Payable	$31,404,732

	Market Value of Assets Sold Under Agreements	37,206,506

	Weighted Average Interest Rate	0.99%

2011 Semi-Annual Report

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

Helios Total Return Fund, Inc.

Face Value	Description	Maturity Amount
$229,687	Barclays, -0.25%, dated 05/20/11, maturity date 06/21/11	$229,636
3,362,123	Barclays, 1.00%, dated 05/20/11, maturity date 06/21/11	3,365,111
3,131,225	Barclays, 1.00%, dated 05/24/11, maturity date 06/28/11	3,134,269
3,633,178	Barclays, 1.26%, dated 05/17/11, maturity date 08/15/11	3,644,627
5,209,413	Barclays, 1.76%, dated 05/17/11, maturity date 08/15/11	5,232,341
2,290,145	Barclays, 2.01%, dated 05/17/11, maturity date 08/15/11	2,301,656
6,927,000	Credit Suisse, 0.27%, dated 04/13/11, maturity date 07/13/11	6,931,728
13,133,000	Credit Suisse, 1.50%, dated 04/19/11, maturity date 07/19/11	13,182,796
1,358,800	Credit Suisse, 1.75%, dated 05/16/11, maturity date 08/15/11	1,364,811
1,402,725	Credit Suisse, 1.75%, dated 05/25/11, maturity date 08/23/11	1,408,862
9,322,000	Goldman Sachs, 0.26%, dated 05/10/11, maturity date 07/08/11	9,325,972
527,286	JP Morgan Chase, 0.80%, dated 05/20/11, maturity date 06/21/11	527,661
810,787	JP Morgan Chase, 0.84%, dated 05/24/11, maturity date 06/21/11	811,319
23,133,832	JP Morgan Chase, 1.27%, dated 04/19/11, maturity date 07/19/11	23,208,098
9,753,587	JP Morgan Chase, 1.66%, dated 05/16/11, maturity date 08/15/11	9,794,527

$84,224,788	Maturity Amount, Including Interest Payable	$84,463,414

	Market Value of Assets Sold Under Agreements	$103,374,418

	Weighted Average Interest Rate	1.19%

The average daily balances of reverse repurchase agreements outstanding during the six months ended May 31, 2011, was approximately $31,285,283 at a weighted average interest rate of 0.97% for Helios Strategic Mortgage Income Fund and approximately $84,446,795 at a weighted average interest rate of 1.20% for Helios Total Return Fund.

The maximum amount of reverse repurchase agreements outstanding at any time during the period was $31,946,895, which was 30.35% of total assets for Helios Strategic Mortgage Income Fund and $85,735,673, which was 29.70% of total assets for Helios Total Return Fund.

7. Capital Stock

Each Fund has 50 million shares of $0.01 par value common stock authorized. Of the 10,171,435 shares outstanding at May 31, 2011 for Helios Strategic Mortgage Income Fund, the Advisor owned 7,018 shares. Of the 30,936,776 shares outstanding at May 31, 2011 for Helios Total Return Fund, the Advisor owned 11,112 shares.

Each Fund is continuing its stock repurchase program, whereby an amount of up to 15% of the original outstanding common stock of each Fund, or approximately 1.5 million of Helios Strategic Mortgage Income Fund’s shares and approximately 3.7 million of Helios Total Return Fund’s shares, are authorized for repurchase. The purchase prices may not exceed the then-current net asset values.

For the six months ended May 31, 2011 and the fiscal year ended November 30, 2010, no shares were repurchased for either Fund. Since inception of the stock repurchase program for the Helios Strategic Mortgage Income Fund, Inc. 10,000 shares have been repurchased at the aggregate cost of $97,478 and at an average discount of 16.11% to net asset value. All shares repurchased have been retired. Since inception of the stock repurchase program for the Helios Total Return Fund, Inc. 2,119,740 shares have been repurchased at an aggregate cost of $18,809,905 and at an average discount of 13.20% to net asset value. All repurchased shares have been retired.

Brookfield Investment Management Inc.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

8. Financial Instruments

Each Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the six months ended May 31, 2011, each Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

There was no written option activity for the six months ended May 31, 2011 for either Fund. As of May 31, 2011, the following futures contracts were outstanding:

Helios Strategic Mortgage Income Fund, Inc.
Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
$4,000,000	5 Year U.S. Treasury Note	September 2011	$4,754,700	$4,765,325	$(10,625)
11,100,000	10 Year U.S. Treasury Note	September 2011	13,560,246	13,608,809	(48,563)

$15,100,000			$18,314,946	$18,374,134	$(59,188)

Helios Total Return Fund, Inc.
Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
$36,900,000	5 Year U.S. Treasury Note	September 2011	$43,864,875	$43,962,891	$(98,016)
24,000,000	10 Year U.S. Treasury Note	September 2011	29,321,250	29,426,250	(105,000)
2,900,000	30 Year U.S. Treasury Bond	September 2011	3,605,969	3,620,469	(14,500)

$63,800,000			$76,792,094	$77,009,610	$(217,516)

9. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid for the six months ended May 31,2011 is expected to be from ordinary income but will be determined at the end of each Fund’s current fiscal year.

During the fiscal year ended November 30, 2010, (i) the tax character of the $8,972,253 of distributions paid was $6,289,544 from ordinary income and $2,682,709 from return of capital for Helios Strategic Mortgage Income Fund; and, (ii) the tax character of the $16,159,622 of distributions paid was from ordinary income for Helios Total Return Fund.

2011 Semi-Annual Report

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

At November 30, 2010, each Fund’s most recently completed tax year-end, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Helios Strategic Mortgage Income Fund, Inc.	Helios Total Return Fund, Inc.
Undistributed ordinary income	$—	$713,752
Capital loss carryforward(1)	(49,589,651)	(56,801,016)
Post-October capital loss deferral	(309,529)	(424,009)
Book basis unrealized depreciation	(23,012,484)	(34,239,095)
Plus: Cumulative timing difference	28,085	42,742

Tax basis unrealized depreciation on Investments	(22,984,399)	(34,196,353)

Total tax basis net accumulated losses	$(72,883,579)	$(90,707,626)

(1)	To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Such capital loss carryforwards will expire as follows:

As of May 31, 2011, the Funds’ capital loss carryforwards were as follows:

Expiring In:	Helios Strategic Mortgage Income Fund, Inc.	Helios Total Return Fund, Inc.
2011	$1,070,268	$—
2013	1,251,786	2,216,675
2014	767,748	1,719,287
2015	928,622	3,792,571
2016	4,746,976	7,710,904
2017	29,316,926	27,458,374
2018	11,507,325	13,903,205

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for gains/losses on principal payments of mortgage-backed and asset-backed securities, distribution reclassifications, and return of capital. Permanent book and tax differences, if any, relating to stockholder distributions will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share. Any undistributed net income and realized gain remaining at fiscal year-end is distributed in the following year.

Federal Income Tax Basis: The federal income tax basis of each Fund’s investments at May 31, 2011 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Helios Strategic Mortgage Income Fund, Inc.	$116,540,775	$9,441,164	$(24,490,048)	$(15,048,884)
Helios Total Return Fund, Inc.	305,969,608	25,024,000	(42,181,738)	(17,157,738)

10. Indemnification

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus an estimate of the financial impact, if any, of these arrangements cannot be made at this time.

Brookfield Investment Management Inc.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

11. Designation of Restricted Illiquid Securities

The Funds invest in restricted securities, which are securities that may be offered for public sale without first being registered under the Securities Act of 1933, as amended (the “1933 Act”). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of May 31, 2011, the Funds held restricted securities as shown in the tables below that the Advisor has deemed illiquid pursuant to procedures adopted by the Funds’ Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Funds do not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in Note 2 and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Helios Strategic Mortgage Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class L	5.37%	04/10/49	05/24/07	$431,867	$8,453	0.01%
Banc of America Commercial Mortgage, Inc. Series 2006-1, Class J	5.76	09/10/45	04/06/06	953,945	50,000	0.07
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.83	04/10/49	05/24/07	2,586,729	55,500	0.08
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.62	03/11/39	03/08/06	1,048,394	487,709	0.67
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class B	5.91	06/11/40	09/22/10	416,380	748,759	1.04
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class C	5.91	06/11/40	09/22/10	468,691	786,175	1.09
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class D	5.91	06/11/40	09/22/10	289,857	458,932	0.63
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.63	01/15/46	02/27/06	988,474	33,727	0.05
Commercial Mortgage Pass Through Certificates Series 2007-C9, Class J	6.01	12/10/49	12/17/10	90,560	112,294	0.16
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	470,710	2,052	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	488,428	1,413	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.78	02/15/39	03/07/06	2,176,476	495,864	0.69
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.29	09/15/39	09/21/06	3,102,224	20,790	0.03
First Horizon Asset Securities, Inc. Series 2005-4, Class B4	5.46	07/25/35	06/28/05	—	2	0.00
Harborview Mortgage Loan Trust Series 2005-9, Class B11	1.95	06/20/35	10/03/07	373,354	10,067	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.91	06/12/47	10/11/07	520,400	61,817	0.09
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	6.00	06/15/49	06/28/07	1,814,067	37,580	0.05

2011 Semi-Annual Report

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

Helios Strategic Mortgage Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Morgan Stanley Capital I, Inc. Series 2004-HQ4, Class G	5.49%	04/14/40	03/01/06	$982,544	$550,000	0.76%
Morgan Stanley Capital I, Inc. Series 2007-IQ13, Class B	5.52	03/15/44	01/07/11	462,032	464,400	0.64
Morgan Stanley Capital I, Inc. Series 2007-IQ13, Class C	5.56	03/15/44	01/07/11	250,741	263,892	0.36
Resix Finance Limited Credit-Linked Notes Series 2005-C, Class B7	3.30	09/10/37	09/09/05	1,817,612	127,233	0.18
Resix Finance Limited Credit-Linked Notes Series 2004-C, Class B7	3.70	09/10/36	09/23/04	707,564	386,188	0.53
Resix Finance Limited Credit-Linked Notes Series 2003-CB1, Class B8	6.95	06/10/35	12/22/04	475,773	331,851	0.46
Resix Finance Limited Credit-Linked Notes Series 2004-B, Class B9	8.45	02/10/36	05/21/04	802,418	443,336	0.61
Resix Finance Limited Credit-Linked Notes Series 2004-A, Class B10	11.70	02/10/36	03/09/04	316,409	157,730	0.22
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	1,661,499	38,978	0.05
Wachovia Bank Commercial Mortgage Trust Series 2005-C20, Class F	5.42	07/15/42	10/15/10	1,045,336	1,410,000	1.95

					$7,544,742	10.43%

Helios Total Return Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class J	5.48%	05/10/45	06/12/06	$302,034	$16,108	0.01%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.83	04/10/49	05/24/07	4,311,215	92,500	0.05
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.62	03/11/39	03/08/06	1,620,421	753,732	0.37
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class B	5.91	06/11/40	09/22/10 -03/03/11	2,751,746	3,612,941	1.80
Bear Stearns Commercial Mortgage Securities Series 2007-PW 16, Class C	5.91	06/11/40	09/22/10	1,347,939	2,261,015	1.13
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class D	5.91	06/11/40	09/22/10	824,976	1,306,191	0.65
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class F	6.18	09/11/42	10/11/07	226,977	130,676	0.06
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.63	01/15/46	02/27/06	988,474	33,727	0.02
Commercial Mortgage Pass Through Certificates Series 2001-J2A, Class EIO	3.95	07/16/34	09/26/01	1,713,050	1,878,200	0.93
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C5, Class J	4.65	11/15/37	12/16/04	929,337	293,446	0.15

Brookfield Investment Management Inc.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

Helios Total Return Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15%	09/15/39	09/21/06	$627,613	$2,736	0.00%
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	651,814	1,885	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.78	02/15/39	03/07/06	4,352,030	991,517	0.49
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.29	09/15/39	09/21/06	5,170,374	34,650	0.02
Federal National Mortgage Association Series 1998-W6, Class B3	7.09	10/25/28	12/22/98	538,810	439,084	0.22
Franchisee Loan Receivable Trust Series 1995-B, Class A	10.25	10/01/15	12/20/95	677,199	44,364	0.02
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1, Class X1	1.91	05/10/36	05/22/03	1,660,384	1,651,230	0.82
Harborview Mortgage Loan Trust Series 2005-9, Class B11	1.95	06/20/35	10/03/07	623,816	16,821	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.91	06/12/47	10/11/07	1,040,801	123,635	0.06
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class J	6.00	06/15/49	06/28/07	480,324	12,775	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	6.00	06/15/49	06/28/07	906,551	18,780	0.01
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class L	5.68	07/15/35	06/26/02	5,114,193	4,893,331	2.44
LNR CDO V Limited Series 2007-1A, Class F	1.64	12/26/49	02/27/07	3,750,000	—	0.00
Morgan Stanley Capital I, Inc. Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	238,210	17,989	0.01
Morgan Stanley Capital I, Inc. Series 2006-T21, Class H	5.49	10/12/52	04/06/06	1,403,649	525,000	0.26
RESI Finance LP Series 2004-B, Class B5	1.75	02/10/36	05/21/04	2,289,138	1,327,700	0.66
Residential Funding Mortgage Securities I, Inc. Series 2003-S2, Class B1	5.75	02/25/33	10/25/07	159,550	102,245	0.05
Resix Finance Limited Credit-Linked Notes Series 2005-C, Class B7	3.30	09/10/37	09/09/05	3,653,223	254,466	0.13
Resix Finance Limited Credit-Linked Notes Series 2004-C, Class B7	3.70	09/10/36	09/23/04	1,061,346	579,283	0.29
Resix Finance Limited Credit-Linked Notes Series 2003-D, Class B7	5.95	12/10/35	11/19/03	1,115,169	630,071	0.31
Resix Finance Limited Credit-Linked Notes Series 2003-CB1, Class B8	6.95	06/10/35	12/22/04	956,303	663,703	0.33
Resix Finance Limited Credit-Linked Notes Series 2004-A, Class B10	11.70	02/10/36	03/09/04	553,716	276,027	0.14
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class IO1	1.52	11/15/34	10/30/02	1,108,441	1,161,112	0.58

					$24,146,940	12.03%

2011 Semi-Annual Report

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

May 31, 2011

12. New Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosures and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these disclosures may have on each Fund’s financial statements.

13. Subsequent Events

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized, subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the events as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.

Dividend: Each Fund’s Board of Directors declared the following regular monthly dividends:

	Dividend Per Share	Record Date	Payable Date
Helios Strategic Mortgage Income Fund, Inc.	$0.0525	06/17/11	06/30/11
Helios Total Return Fund, Inc.	$0.0475	06/17/11	06/30/11

	Dividend Per Share	Record Date	Payable Date
Helios Strategic Mortgage Income Fund, Inc.	$0.0525	07/15/11	07/28/11
Helios Total Return Fund, Inc.	$0.0475	07/15/11	07/28/11

Management has evaluated subsequent events in the preparation of the Funds’ financial statements and has determined that other than the items listed herein, there are no events that require recognition or disclosure in the financial statements.

Brookfield Investment Management Inc.

HELIOS FUNDS

Compliance Certifications (Unaudited)

May 31, 2011

On February 25, 2011, the Funds submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of that date, of any violation by the Funds of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Funds’ principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

2011 Semi-Annual Report

HELIOS FUNDS

Proxy Results (Unaudited)

May 31, 2011

At the Annual Meeting of Stockholders of each of the Helios Strategic Mortgage Income Fund, Inc. and the Helios Total Return Fund, Inc. held on February 24, 2011, stockholders voted on a proposal to elect a Director Nominee or Class III Director to the Board of Directors of each Fund. A description of the proposal and the shares voted in favor, shared voted against and shares abstaining with respect to the proposal were as follows:

Helios Strategic Mortgage Income Fund, Inc.	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1 To elect the Class III Nominee Louis P. Salvatore	8,485,888	0	244,750

Helios Total Return Fund, Inc.	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1 To elect the Class III Nominee Louis P. Salvatore	25,448,772	0	738,313

Brookfield Investment Management Inc.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Board Considerations Relating to the Investment Advisory Agreement (Unaudited)

May 31, 2011

At a meeting held on February 17, 2011, the Board, including a majority of the Disinterested Directors, approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Brookfield Investment Management Inc. (the “Advisor”) and the Fund. In approving the Advisory Agreement, the Board, including a majority of the Disinterested Directors, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. The Board of Directors considered a wide range of information, including information regularly received from the Advisor at the quarterly Board meetings. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board‘s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the level and depth of knowledge of the Advisor. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor‘s management through board meetings, conversations and reports. The Board noted that the Advisor is responsible for managing the Fund’s investment program, the general operations and the day-to-day management of the Fund and for compliance with applicable laws, regulations, policies and procedures. The Board concluded that the nature, extent and quality of the overall services provided by the Advisor and its affiliates are satisfactory. The Board’s conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by the Advisor: 1) comparing the performance of the Fund with a peer group, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with the Advisor’s and the Fund’s code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance and presentations regarding the economic environment. The Board also considered the experience of the Advisor as an investment advisor and the experience of the team of portfolio managers that manages the Fund, and its current experience in acting as an investment adviser to other investment funds and institutional clients.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given to a presentation that compared the Fund‘s performance with the 5-year U.S. Treasury bond index and eight similar funds for the 1, 3 and 5 year periods ending December 31, 2010. The Board noted that the Fund outperformed the index for the 1 year period and underperformed for the 3 and 5 year periods, while it performed above the median of its peers for the 1 year period and performed below the median for the 3 and 5 year periods. Based on the Advisor‘s explanation of the current market and the steps taken and contemplated to improve the Fund‘s performance, the Board concluded that the Fund’s performance was adequate.

PROFITABILITY. The Board also considered the level of profits expected to be realized by the Advisor and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of the Advisor for its management of the Helios fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Fund. The Board further noted that the methodology followed in allocating costs to the Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board concluded that the expected profitability to the Advisor from the Fund was reasonable.

MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. The Board compared the advisory fees and total expense ratio of the Fund with various comparative data. The Board noted that the Fund‘s total expenses were higher than the median, while the Fund’s total advisory and administrative fee was slightly higher than the median of the Fund‘s peer group. The Board further noted that the fees and expenses payable by the Fund were comparable to those payable by other client accounts managed by the Advisor. Taking into account the relatively smaller asset size of the Fund, the Board concluded that the Fund’s management fee and total expenses were acceptable.

ECONOMIES OF SCALE. The Board considered the potential economies of scale that may be realized if the assets of the Fund grow. The Board noted that shareholders might benefit from lower operating expenses as a

2011 Semi-Annual Report

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Board Considerations Relating to the Investment Advisory Agreement (Unaudited) (continued)

May 31, 2011

result of an increasing amount of assets being spread over the fixed expenses of the Fund, but noted that, as a closed-end fund, the Fund was unlikely to grow significantly.

In considering the approval of the Advisory Agreement, the Board, including the Disinterested Directors, did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, including the Disinterested Directors, concluded that the Advisor has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the Advisory Agreement; performance of the Fund is adequate in relation to the performance of funds with similar investment objectives; and the proposed Advisory fee is fair and reasonable, given the nature, extent and quality of the services to be rendered by the Advisor.

After carefully reviewing all of these factors, the Board, including the Disinterested Directors, unanimously approved the continuation of the Advisory Agreement.

Brookfield Investment Management Inc.

HELIOS TOTAL RETURN FUND, INC.

Board Considerations Relating to the Investment Advisory Agreement (Unaudited)

May 31, 2011

At a meeting held on February 17, 2011, the Board, including a majority of the Disinterested Directors, approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Brookfield Investment Management Inc. (the “Advisor”) and the Fund. In approving the Advisory Agreement, the Board, including a majority of the Disinterested Directors, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. The Board of Directors considered a wide range of information, including information regularly received from the Advisor at the quarterly Board meetings. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the level and depth of knowledge of the Advisor. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s management through board meetings, conversations and reports. The Board noted that the Advisor is responsible for managing the Fund’s investment program, the general operations and the day-to-day management of the Fund and for compliance with applicable laws, regulations, policies and procedures. The Board concluded that the nature, extent and quality of the overall services provided by the Advisor and its affiliates are satisfactory. The Board’s conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by the Advisor: 1) comparing the performance of the Fund with a peer group, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with the Advisor’s and the Fund’s code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance and presentations regarding the economic environment. The Board also considered the experience of the Advisor as an investment advisor and the experience of the team of portfolio managers that manages the Fund, and its current experience in acting as an investment adviser to other investment funds and institutional clients.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given to a presentation that compared the Fund’s performance with the 5-year U.S. Treasury bond index and eight similar funds for the 1, 3, 5 and 10 year periods ending December 31, 2010. The Board noted that the Fund outperformed the index for the 1 and 10 year periods and underperformed for the 3 and 5 year periods, while it performed above the median of its peers for the 1 year period and performed below the median for the 3, 5 and 10 year periods. Based on the Advisor’s explanation of the current market and the Fund’s recent improved performance, the Board concluded that the Fund’s performance was satisfactory.

PROFITABILITY. The Board also considered the level of profits expected to be realized by the Advisor and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of the Advisor for its management of the Helios fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Fund. The Board further noted that the methodology followed in allocating costs to the Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board concluded that the expected profitability to the Advisor from the Fund was reasonable.

MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. The Board compared the advisory fees and total expense ratio of the Fund with various comparative data. The Board noted that the Fund’s total expense ratio and the Fund’s total advisory and administrative fee were both slightly higher than the median of the Fund’s peer group. The Board further noted that the fees and expenses payable by the Fund were comparable to those payable by other client accounts managed by the Advisor and concluded that the Fund’s management fee and total expenses were reasonable.

ECONOMIES OF SCALE. The Board considered the potential economies of scale that may be realized if the assets of the Fund grow. The Board noted that shareholders might benefit from lower operating expenses as a

2011 Semi-Annual Report

HELIOS TOTAL RETURN FUND, INC.

Board Considerations Relating to the Investment Advisory Agreement (Unaudited) (continued)

May 31, 2011

result of an increasing amount of assets being spread over the fixed expenses of the Fund, but noted that, as a closed-end fund, the Fund was unlikely to grow significantly.

In considering the approval of the Advisory Agreement, the Board, including the Disinterested Directors, did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, including the Disinterested Directors, concluded that the Advisor has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the Advisory Agreement; performance of the Fund is satisfactory in relation to the performance of funds with similar investment objectives; and the proposed Advisory fee is fair and reasonable, given the nature, extent and quality of the services to be rendered by the Advisor.

After carefully reviewing all of these factors, the Board, including the Disinterested Directors, unanimously approved the continuation of the Advisory Agreement.

Brookfield Investment Management Inc.

HELIOS FUNDS

Information Concerning Directors and Officers (Unaudited)

The following tables provide information concerning the directors and officers of Helios Strategic Mortgage Income Fund, Inc. (“HSM”) and Helios Total Return Fund, Inc. (“HTR”) (each, a “Fund” and collectively, the “Funds”).

Directors of the Funds

Name, Address and Age	Position(s) Held with Funds and Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Disinterested Directors
Class I Directors to serve until 2012 Annual Meeting of Stockholders:

Diana H. Hamilton c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 54	Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Elected for Three Year Term	Director/Trustee of several investment companies advised by the Advisor (2004-Present); President, Sycamore Advisors, LLC, a municipal finance advisory firm (2004-Present).	7

Stuart A. McFarland c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 64	Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Elected for Three Year Term	Director/Trustee of several investment companies advised by the Advisor (2006-Present); Director of Brandywine Funds (2003-Present); Director of New Castle Investment Corp. (2000-Present); Chairman and Chief Executive Officer of Federal City Bancorp, Inc. (2005-2007); Managing Partner of Federal City Capital Advisors (1997-Present).	7

Disinterested Director
Class II Director to serve until 2013 Annual Meeting of Stockholders:

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 68	Chairman Elected December 2003 Director since July 1989 (HTR) or June 2002 (HSM), Member of the Audit Committee, Chairman of the Nominating and Compensation Committee Elected for Three Year Term	Chairman (since 2003) and Director/Trustee of several investment companies advised by the Advisor (1989-Present); Director and/or Lead Director of Crystal River Capital, Inc. (2005- 2010); Chairman of Board (2005-2010), Interim President and Chief Executive Officer of Crystal River Capital, Inc. (2009-2010); Director of Celgene Corporation (2006-Present); Director of Student Loan Corporation (2005-2010); Director of Apex Silver Mines Limited (2007-2009); General Partner of Resource Capital II and III CIP L.P. (1998-2006); Co-founder, Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Services Inc. (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-2008); Trustee and Chairman of Excelsior Funds (1994-2007); Trustee of Columbia Atlantic Funds (2007-2009); Chairman of Columbia Atlantic Funds (2009-Present).	7

2011 Semi-Annual Report

HELIOS FUNDS

Information Concerning Directors and Officers (Unaudited)

Directors of the Fund (continued)

Name, Address and Age	Position(s) Held with Funds and Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Disinterested Director
Class III Director to serve until 2014 Annual Meeting of Stockholders

Louis P. Salvatore c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 64	Director since September 2005, Chairman of the Audit Committee, Member of the Nominating and Compensation Committee Elected for Three Year Term	Director/Trustee of several investment companies advised by the Advisor (2005-Present); Director of Crystal River Capital, Inc. (2005-2010); Director of Turner Corp. (2003-Present); Director of Jackson Hewitt Tax Services, Inc. (2004-Present); Employee of Arthur Andersen LLP (2002-Present).	7

*

Interested person as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) because of affiliations with Brookfield Investment Management Inc., Advisor of the Helios Strategic Mortgage Income Fund, Inc. and Helios Total Return Fund, Inc.

Brookfield Investment Management Inc.

HELIOS FUNDS

Information Concerning Directors and Officers (Unaudited)

Officers of the Funds

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Kim G. Redding* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 56	President	Elected Annually Since February 2010	President of several investment companies advised by the Advisor (February 2010-Present); Chief Executive Officer and Chief Investment Officer of the Advisor (February 2010-Present); Director, Brookfield Investment Management (UK) Limited (March 2011-Present); Director and Chairman of the Board of Directors, Brookfield Investment Management (Canada) Inc. (January 2011-Present); Co-Chief Executive Officer and Chief Investment Officer of the Advisor (October 2009-February 2010); Founder and Chief Executive Officer of Brookfield Redding LLC (2001-2009).

Michelle Russell-Dowe* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 40	Vice President	Elected Annually Since September 2009	Portfolio Manager/Managing Director of the Advisor (2005-Present).

Steven M. Pires* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 54	Treasurer	Elected Annually Since April 2009	Treasurer of several investment companies advised by the Advisor (April 2009-Present); Vice President of Brookfield Operations and Management Services LLC (2008-Present); Assistant Vice President of Managers Investment Group LLC (2004-2008).

Jonathan C. Tyras* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 42	Secretary	Elected Annually Since November 2006	Chief Financial Officer of Brookfield Investment Management (UK) Limited (March 2011-Present); Chief Financial Officer of Brookfield Investment Management (Canada) Inc. (January 2011-Present); Managing Director and Chief Financial Officer of the Advisor (2010-Present); Director of the Advisor (2006-2010); General Counsel and Secretary of the Advisor (2006-Present); Vice President and General Counsel (2006-2010) and Secretary (2007-2010) of Crystal River Capital, Inc.; Secretary of several investment companies advised by the Advisor (2006-Present). Attorney at Paul, Hastings, Janofsky & Walker LLP (1998-2006).

Seth Gelman* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 35	Chief Compliance Officer (“CCO”)	Elected Annually Since May 2009	CCO of several investment companies advised by the Advisor (May 2009-Present); Director and CCO of the Advisor (May 2009- Present); Vice President, Oppenheimer Funds, Inc. (2004-May 2009).

2011 Semi-Annual Report

HELIOS FUNDS

Information Concerning Directors and Officers (Unaudited)

Officers of the Funds (continued)

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Lily Tjioe* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 33	Assistant Secretary	Elected Annually Since September 2009	Assistant Secretary (September 2009-Present) and Interim CCO (March-May 2009) of several investment companies advised by the Advisor. Vice President (2010-Present); Assistant Vice President (2009-2010) and Associate (2007-2009) of the Advisor; Juris Doctor, Boston University School of Law (2004-2007).

*

Interested person as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) because of affiliations with Brookfield Investment Management Inc., Advisor of the Helios Strategic Mortgage Income Fund, Inc. and Helios Total Return Fund, Inc.

The Funds’ Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

Brookfield Investment Management Inc.

HELIOS FUNDS

Dividend Reinvestment Plan (Unaudited)

A Dividend Reinvestment Plan (the “Plan”) is available to stockholders of the Funds pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer & Trust Company (the “Plan Agent”) in additional Fund shares. Stockholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the stockholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Funds’ Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the stockholders in administering the Plan. After the Funds declare a dividend or determine to make a capital gain distribution, payable in cash, if (1) the market price is lower than the net asset value, the participants in the Plan will receive the equivalent in Fund shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Funds otherwise will be required to incur to raise additional capital. If the net asset value exceeds the market price of the Fund shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Fund shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Funds’ shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Funds’ shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Funds. The Funds will not issue shares under the Plan below net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Funds, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent’s fees for handling the reinvestment of dividends and distributions are paid by the Funds. There are no brokerage commissions charged with respect to shares issued directly by the Funds. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

A brochure describing the Plan is available from the Plan Agent, by calling 1-212-936-5100.

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Stockholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such stockholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.

2011 Semi-Annual Report

CORPORATE INFORMATION

Investment Advisor and Administrator

Brookfield Investment Management Inc.

Three World Financial Center

200 Vesey Street, 10th Floor

New York, New York 10281-1010

www.brookfieldim.com

Please direct your inquiries to:

Investor Relations

Phone: 1-800-497-3746

E-mail: funds@brookfield.com

Transfer Agent

Stockholder inquiries relating to distributions, address changes and stockholder account information should be directed to the Funds’ transfer agent:

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

1-800-937-5449

Sub-Administrator

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Paul, Hastings, Janofsky and Walker LLP

75 East 55th Street

New York, New York, 10022

Custodian and Fund Accounting Agent

State Street Bank and Trust Company

2 Avenue De Lafayette

Lafayette Corporate Center

Boston, Massachusetts 02116

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. In addition, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Funds’ proxy voting policies and procedures, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-800-497-3746, or go to SEC’s website at www.sec.gov.

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments.

Please see Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change as of the date of this filing, in the portfolio manager identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10.	Submission of Matters to a Vote of Security Holders.

None

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)

As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3)	None.

(b)

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HELIOS TOTAL RETURN FUND, INC.

By:	/s/ Kim G. Redding
Kim G. Redding
President

Date: August 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kim G. Redding
Kim G. Redding
President

Date: August 8, 2011

By:	/s/ Steven M. Pires
Steven M. Pires
Treasurer

Date: August 8, 2011